Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Central Index Key	0001055294
Entity Registrant Name	Kansas City Southern de Mexico, S.A. de C.V.
Entity Filer Category	Non-accelerated Filer

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 266.5	$ 248.2	$ 521.8	$ 493.4	$ 1,021.7	$ 938.4	$ 794.7
Operating expenses:
Compensation and benefits	31.4	28.6	60	63.7	124	128.8	90.1
Purchased services	33.7	36.7	69.5	72.9	144.6	131.6	126.7
Fuel	44.6	39.2	86.6	78.7	164.1	150.6	119.2
Equipment costs	18.9	18.7	38.9	36.8	77.9	83.2	78.1
Depreciation and amortization	25.3	22.4	49.9	44.5	91.3	86.8	94
Materials and other	19.6	13.1	34.3	24.4	59.1	55	55
Elimination of deferred statutory profit sharing liability, net	0	(43)	0	(43)	(43)	0	0
Gain on insurance recoveries related to hurricane damage					0	(14.8)	0
Total operating expenses	173.5	115.7	339.2	278	618	621.2	563.1
Operating income	93	132.5	182.6	215.4	403.7	317.2	231.6
Equity in net earnings of unconsolidated affiliate	0.4	0.7	1.1	1.5	3.2	2.8	6.6
Interest expense	(14.5)	(22.2)	(36)	(44.7)	(88.4)	(80.2)	(97.8)
Debt retirement costs	(109.9)	0	(109.9)	0	(0.5)	(10.3)	(52.5)
Foreign exchange gain (loss)	(17.5)	(2.8)	(4.6)	0.1	3	(9.6)	4.9
Other income (loss), net	0	0	(0.1)	(0.1)	(0.2)	2.6	2.3
Income (loss) before income taxes	(48.5)	108.2	33.1	172.2	320.8	222.5	95.1
Income tax expense (benefit)	(13.1)	36.8	14.3	64	129.6	48.6	31.3
Net income (loss)	(35.4)	71.4	18.8	108.2	191.2	173.9	63.8
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax of $0.0 million for all periods presented	(0.7)	(0.7)	(0.1)	0.2	0.9	(1.3)	0.6
Other comprehensive income (loss) - foreign currency translation adjustment	(0.7)	(0.7)	(0.1)	0.2	0.9	(1.3)	0.6
Comprehensive income (loss)	$ (36.1)	$ 70.7	$ 18.7	$ 108.4	$ 192.1	$ 172.6	$ 64.4

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect on foreign currency translation adjustments	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 15.8	$ 9.2	$ 15.7
Accounts receivable, net	115.9	109.9	83.4
Related company receivables	0.2	40	6.6
Materials and supplies	49.5	32.9	35.4
Deferred income taxes	43.8	42.8	145.4
Other current assets	97.5	79	83.9
Total current assets	322.7	313.8	370.4
Investments	12.6	13.1	11.3
Property and equipment (including concession assets), net	2,617.9	2,522.3	2,413.1
Other assets	34	60.3	101
Total assets	2,987.2	2,909.5	2,895.8
Current liabilities:
Debt due within one year	19.2	18.8	17.2
Related company debt		0	39
Accounts payable and accrued liabilities	95.2	87.4	137.8
Related company payables	9.4	6.9	6.7
Total current liabilities	123.8	113.1	200.7
Long-term debt	989	938	945.8
Related company debt	169.1	178.3	217.5
Deferred income taxes	136.4	131.6	127.4
Other noncurrent liabilities and deferred credits	12	10.3	77.1
Total liabilities	1,430.3	1,371.3	1,568.5
Commitments and contingencies	0	0	0
Stockholders’ equity:
Common stock, 4,785,510,235 shares authorized and issued without par value	286.1	286.1	267.3
Additional paid-in capital	243.6	243.6	243.6
Retained earnings	1,030.5	1,011.7	820.5
Accumulated other comprehensive loss	(3.3)	(3.2)	(4.1)
Total stockholders’ equity	1,556.9	1,538.2	1,327.3
Total liabilities and stockholders’ equity	$ 2,987.2	$ 2,909.5	$ 2,895.8

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	4,785,510,235	4,785,510,235	4,785,510,235
Common stock, shares, issued	4,785,510,235	4,785,510,235	4,785,510,235
Common stock, no par value	$ 0	$ 0	$ 0

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 18.8	$ 108.2	$ 191.2	$ 173.9	$ 63.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49.9	44.5	91.3	86.8	94
Deferred income taxes	3.8	45.8	106.8	48.6	31.3
Equity in net earnings of unconsolidated affiliate	(1.1)	(1.5)	(3.2)	(2.8)	(6.6)
Deferred compensation	0	7.3	7.3	19.5	1.6
Elimination of deferred statutory profit sharing liability	0	(47.8)	(47.8)	0	0
Distributions from unconsolidated affiliate	1.5	2.3	2.3	2.3	1.5
Gain on insurance recoveries related to hurricane damage			0	(14.8)	0
Cash payments related to hurricane damage			0	(3.3)	(26.4)
Insurance proceeds related to hurricane damage			0	40.2	8.2
Gain on sale of Mexrail, Inc.			0	0	(0.7)
Debt retirement costs	109.9	0	0.5	10.3	52.5
Changes in working capital items:
Accounts receivable	(6.3)	(18.1)	(26.6)	0.3	(21.6)
Related companies	71.9	2.5	(9.4)	(79.3)	(45.4)
Materials and supplies	(15)	1.7	5.6	0.9	3.1
Other current assets	(29.6)	(1.5)	(21.5)	(19.8)	(3.5)
Accounts payable and accrued liabilities	6.5	0.8	(15.3)	(7.3)	20.1
Other, net	1.9	3.2	(4.1)	0.5	(0.2)
Net cash provided by operating activities	212.2	147.4	277.1	256	171.7
Investing activities:
Capital expenditures	(78.4)	(71.6)	(209.6)	(147.4)	(101)
Acquisition of equipment under operating lease	(66.5)	0
Acquisition of an intermodal facility, net of cash acquired			0	0	(25)
Insurance proceeds related to hurricane damage			0	12.4	1.8
Proceeds from disposal of property	1.4	4.2	5.6	5.6	2.5
Proceeds and repayments of loan to/from a related company			0	0	31.4
Proceeds from sale of Mexrail, Inc.			0	0	41
Other, net	(0.4)	(0.4)	(1.3)	0	(0.6)
Net cash used for investing activities	(143.9)	(67.8)	(205.3)	(129.4)	(49.9)
Financing activities:
Proceeds from issuance of long-term debt	927.8	0	0	200	480.7
Proceeds from issuance of related company debt	52.5	0	9	17.5	17.4
Repayment of long-term debt	(882.1)	(8.9)	(18.1)	(214.8)	(715.8)
Repayment of related company debt	(59.4)	(41.8)	(87.2)	0	0
Debt Costs	(100.5)	0	(0.8)	(15.6)	(54.7)
Pro-rata distributions of common stock			0	(135)	0
Pro-rata contribution of common stock			18.8	0	95
Net cash used for financing activities	(61.7)	(50.7)	(78.3)	(147.9)	(177.4)
Cash and cash equivalents:
Net decrease during each period	6.6	28.9	(6.5)	(21.3)	(55.6)
At beginning of year	9.2	15.7	15.7	37	92.6
At end of period	15.8	44.6	9.2	15.7	37
Non-cash investing activities and financing activities:
Capital expenditures accrued but not yet paid at end of year			9.1	21.2	23.6
Capital lease obligations incurred			10.8	0	0
Non-cash asset acquisitions			0	91	0
Cash payments:
Interest paid			$ 86.6	$ 76.7	$ 91.2

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2009	$ 1,330.3	$ 507.3	$ 243.6	$ 582.8	$ (3.4)
Increase (Decrease) in Stockholders' Equity [Rollforward]
Net income	63.8	0	0	63.8	0
Other comprehensive income (loss) - foreign currency translation adjustment	0.6	0	0	0	0.6
Capital contribution-pro-rata contribution of common stock	95	95	0	0	0
Balance at Dec. 31, 2010	1,489.7	602.3	243.6	646.6	(2.8)
Increase (Decrease) in Stockholders' Equity [Rollforward]
Net income	173.9	0	0	173.9	0
Other comprehensive income (loss) - foreign currency translation adjustment	(1.3)	0	0	0	(1.3)
Capital distribution-pro-rata distribution of common stock	(335)	(335)	0	0	0
Balance at Dec. 31, 2011	1,327.3	267.3	243.6	820.5	(4.1)
Increase (Decrease) in Stockholders' Equity [Rollforward]
Net income	191.2	0	0	191.2	0
Other comprehensive income (loss) - foreign currency translation adjustment	0.9	0	0	0	0.9
Capital contribution-pro-rata contribution of common stock	18.8	18.8	0	0	0
Balance at Dec. 31, 2012	$ 1,538.2	$ 286.1	$ 243.6	$ 1,011.7	$ (3.2)

Description of the Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Description of the Business
Kansas City Southern de México, S.A. de C.V. (“KCSM” or the “Company”) operates the primary commercial corridor of the Mexican railroad system, which allows it to participate significantly in the growing freight traffic between Mexico, the U.S. and Canada. KCSM’s rail lines consist of approximately 3,200 route miles. In addition, KCSM has trackage rights permitting it to run its trains over 700 miles of track of other Mexican railroad operators. KCSM is a wholly-owned subsidiary of Kansas City Southern (“KCS”). KCS’s principal U.S. subsidiary, The Kansas City Southern Railway Company (“KCSR”), is a U.S. Class I railroad. The rail networks of KCSR; The Texas Mexican Railway Company (“Tex-Mex”), also a KCS wholly-owned subsidiary; and KCSM together comprise approximately 6,300 route miles extending from the midwest and southeast portions of the United States into Mexico.
Arrendadora KCSM, S. de R.L. de C.V. (“Arrendadora KCSM”), a wholly-owned subsidiary, is a sociedad de responsabilidad limitada de capital variable, or S. de R.L. de C.V. (limited liability corporation). Arrendadora KCSM was incorporated on September 27, 2002, under the laws of Mexico and its only operation is the leasing of railroad equipment.
KCSM Holdings LLC (“KCSM Holdings”) was formed on December 11, 2006, as a limited liability company under the laws of the state of Delaware. KCSM owns one hundred percent of the interest of KCSM Holdings.
Mexrail, Inc. (“Mexrail”) owns 100% of Tex-Mex. Until June 2010, KCSM owned 49% of the outstanding capital stock of Mexrail and KCS owned the remaining 51% of Mexrail’s outstanding capital stock. For the year ended December 31, 2010, KCSM recognized its 49% interest under the equity method of accounting and included in its income statement $3.4 million of income.
On June 10, 2010, KCSM sold its 49% ownership interest in Mexrail, Inc. to KCS for $41.0 million based upon an independent valuation, which resulted in a gain of $0.7 million. The sale resulted in a $4.3 million tax benefit due to excess tax over book basis in the investment.
Ferrocarril y Terminal del Valle de México, S.A. de C.V. (Mexico Valley Railway and Terminal or “FTVM”) was incorporated as a sociedad anónima de capital variable (variable capital corporation) under the laws of Mexico. FTVM provides railroad services as well as ancillary services, including those related to interconnection, switching and haulage services in the greater Mexico City area. KCSM holds 25% of the capital stock of FTVM. The other shareholders of FTVM, each holding a 25% interest, are Ferrocarril Méxicano, S.A. de C.V. or “Ferromex,” Ferrosur, S.A. de C.V. or “Ferrosur” and the Mexican government.
For the years ended December 31, 2012, 2011 and 2010, KCSM recognized its 25% interest under the equity method of accounting and has included in its income statement $3.2 million, $2.8 million and $3.2 million of income, respectively, attributable to its interest in FTVM. In 2012, 2011 and 2010, KCSM received cash dividends of $2.3 million, $2.3 million and $1.5 million, respectively, from FTVM.
Highstar Harbor Holdings México, S. de R.L. de C.V., (“HHH Mexico”) was formed as a sociedad de responsabilidad limitada de capital variable, or S. de R.L. de C.V. (limited liability corporation). KCSM acquired HHH Mexico on March 3, 2010. KCSM owns 99.99% of the capital stock of HHH Mexico and the remaining 0.01% is owned by Nafta Rail, S.A de C.V. (“Nafta Rail”). Nafta Rail is a wholly-owned subsidiary of KCS. HHH Mexico, through its subsidiaries, operates an intermodal facility in Toluca, State of Mexico.
The Concession. KCSM holds a concession from the Mexican government (the “Concession”) until June 2047 (exclusive through 2027, subject to certain trackage and haulage rights granted to other concessionaires), which is renewable under certain conditions for an additional period of up to 50 years. The Concession is to provide freight transportation services over rail lines which are a primary commercial corridor of the Mexican railroad system. These lines include the shortest, most direct rail passageway between Mexico City and Laredo, Texas and serve most of Mexico’s principal industrial cities and three of its major shipping ports. KCSM has the right to use, but does not own, all track and buildings that are necessary for the rail lines’ operation. KCSM is obligated to maintain the right of way, track structure, buildings and related maintenance facilities to the operational standards specified in the Concession agreement and to return the assets in that condition at the end of the Concession period. KCSM was required to pay the Mexican government a concession duty equal to 0.5% of gross revenues during the first 15 years of the Concession period, and on June 24, 2012, KCSM began paying 1.25% of gross revenues, which is effective for the remaining years of the Concession period.
Under the Concession and Mexican law, the Company may freely set rates unless the Mexican government determines that there is no effective competition in Mexico’s rail industry. KCSM is required to register its rates with the Mexican government and to provide railroad services to all users on a fair and non-discriminatory basis and in accordance with efficiency and safety standards approved periodically by the Mexican government. In the event that rates charged are higher than the registered rates, KCSM must reimburse customers with interest, and risk the revocation of the Concession.
Mexican Railroad Services Law and regulations and the Concession establish several circumstances under which the Concession will terminate: revocation by the Mexican government, statutory appropriation, or KCSM’s voluntary surrender of its rights or liquidation or bankruptcy. The Concession requires the undertaking of capital projects, including those described in a business plan filed every five years with the Mexican government. The five-year plan was submitted in the fourth quarter of 2012 for the years 2013-2017 in which KCSM committed to certain minimum investment and capital improvement goals, which may be waived by the Mexican government upon application for relief for good cause. The Mexican government could also revoke KCSM’s exclusivity after 2027 if it determines that there is insufficient competition.
The Concession is subject to early termination or revocation under certain circumstances. In the event that the Concession is revoked by the Mexican government, KCSM will receive no compensation. Rail lines and all other fixtures covered by the Concession, as well as all improvements made by KCSM or third parties, will revert to the Mexican government. All other property not covered by the Concession, including all locomotives and railcars otherwise acquired, will remain KCSM’s property. In the event of early termination, or total or partial revocation of the Concession, the Mexican government would have the right to cause the Company to lease all service-related to assets to it for a term of at least one year, automatically renewable for additional one-year terms up to five years. The amount of the rent would be determined by experts appointed by KCSM and the Mexican government. The Mexican government must exercise this right within four months after early termination or revocation of the Concession. In addition, the Mexican government would have a right of first refusal with respect to certain transfers by KCSM of railroad equipment within 90 days after any revocation of the Concession. The Mexican government may also temporarily seize the rail lines and assets used in operating the rail lines in the event of a natural disaster, war, significant public disturbances or imminent danger to the domestic peace or economy for the duration of any of the foregoing events; provided, however, that Mexican law requires that the Mexican government pay KCSM compensation equal to damages caused and losses suffered if it effects a statutory appropriation for reasons of the public interest. These payments may not be sufficient to compensate the Company for its losses and may not be made timely.
Organizational Restructuring. Effective May 1, 2012, KCS completed an organizational restructuring whereby employees of KCSM became employees of KCSM Servicios, S.A. de C.V. (“KCSM Servicios”), a wholly-owned subsidiary of KCS.
Employees and Labor Relations. KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. KCSM Servicios’ union employees are covered by one labor agreement, which was signed on June 23, 1997, between KCSM and the Sindicato de Trabajadores Ferrocarrileros de la República Mexicana (“Mexican Railroad Union”), for a term of 50 years, for the purpose of regulating the relationship between the parties. As of December 31, 2012, approximately 80% of KCSM Servicios employees are covered by this labor agreement. The compensation terms under this labor agreement are subject to renegotiation on an annual basis, and all other benefits are subject to negotiation every two years. As a result of the labor agreement signed on April 19, 2012, compensation terms for the period from July 1, 2012, through June 30, 2013, were finalized. The union labor negotiation with the Mexican Railroad Union has not historically resulted in any strike, boycott or other disruption in KCSM's business operations.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accounting Policies, Interim Financial Statements and Basis of Presentation
Accounting Policies, Interim Financial Statements and Basis of Presentation
In the opinion of the management of KCSM, the accompanying unaudited consolidated financial statements contain all adjustments necessary for a fair presentation of the results for interim periods. All adjustments made were of a normal and recurring nature. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The results of operations for the three and six months ended June 30, 2013, are not necessarily indicative of the results to be expected for the full year ending December 31, 2013.

Significant Accounting Policies
Significant Accounting Policies
Principles of Consolidation. The accompanying consolidated financial statements are presented using the accrual basis of accounting and include the Company and its majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Certain prior year amounts have been reclassified to conform to the current year presentation.
The equity method of accounting is used for all entities in which the Company or its subsidiaries have significant influence, but not a controlling interest. The Company evaluates less-than-majority-owned investments for consolidation pursuant to consolidation and variable interest entity guidance. The Company does not have any less-than-majority-owned investments requiring consolidation.
Basis of Presentation. As a result of the organizational restructuring, KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. This market-based rate is determined by applying a percentage mark-up to amounts paid by KCSM Servicios to its employees and vendors. For comparative purposes, amounts paid to KCSM Servicios are classified according to the nature of the services provided to KCSM and the percentage mark-up portion of payments to KCSM Servicios is included within materials and other expense.
Use of Estimates. The accounting and financial reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to the recoverability and useful lives of assets, litigation provisions and income taxes. Changes in facts and circumstances may result in revised estimates and actual results could differ from those estimates.
Segments. KCSM is organized as a single business segment (railway) and currently operates within a single geographical area (Mexico).
Revenue Recognition. The Company recognizes freight revenue based upon the percentage of completion of a commodity movement as a shipment moves from origin to destination, with the related expense recognized as incurred. Other revenues, in general, are recognized when the product is shipped, as services are performed or contractual obligations are fulfilled.
Foreign Exchange Gain (Loss). For financial reporting purposes, KCSM and its subsidiaries maintain records in U.S. dollars, which is the functional currency. The dollar is the currency that reflects the economic substance of the underlying events and circumstances relevant to the entity. Monetary assets and liabilities denominated in pesos are remeasured into dollars using current exchange rates. The difference between the exchange rate on the date of the transaction and the exchange rate on the settlement date, or balance sheet date if not settled, is included in the income statement as foreign exchange gain or loss.
Cash Equivalents. Short-term liquid investments with an initial maturity of three months or less are classified as cash and cash equivalents.
Accounts Receivable, net. Accounts receivable are net of an allowance for uncollectible accounts as determined by historical experience and adjusted for economic uncertainties or known trends. Accounts are charged to the allowance when a customer enters bankruptcy, when an account has been transferred to a collection agent or submitted for legal action or when a customer is significantly past due and all available means of collection have been exhausted. At December 31, 2012 and 2011, the allowance for doubtful accounts was $0.2 million and $0.3 million, respectively. Bad debt expense was $0.1 million and$0.4 million for the years ended December 31, 2012 and 2011, respectively. For the year ended December 31, 2010, accounts receivable allowance recovery was $0.3 million.
Materials and Supplies. Materials and supplies consisting of diesel fuel, items to be used in the maintenance of rolling stock and items to be used in the maintenance or construction of road property are valued at average cost.
Derivative Instruments. Derivatives are measured at fair value and recorded on the balance sheet as either assets or liabilities. Changes in the fair value of derivatives are recorded either through current earnings or as other comprehensive income, depending on hedge designation. Gains and losses on derivative instruments classified as cash flow hedges are reported in other comprehensive income and are reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flow of the hedged item. The ineffective portion of all hedge transactions is recognized in current period earnings.
Property and Equipment (including Concession Assets). KCSM capitalizes costs for self-constructed additions and improvements to property including direct labor and material, indirect overhead costs, and interest during long-term construction projects. Direct costs are charged to capital projects based on the work performed and the material used. Indirect overhead costs are allocated to capital projects as a standard percentage, which is evaluated annually, and applied to direct labor and material costs. Asset removal activities are performed in conjunction with replacement activities; therefore, removal costs are estimated based on a standard percentage of direct labor and indirect overhead costs related to capital replacement projects. For purchased assets, all costs necessary to make the asset ready for its intended use are capitalized. Expenditures that significantly increase asset values, productive capacity, efficiency, safety or extend useful lives are capitalized. Repair and maintenance costs are expensed as incurred.
Property and equipment are carried at cost and are depreciated primarily on the group method of depreciation, which the Company believes closely approximates a straight line basis over the estimated useful lives of the assets measured in years. Technology assets and leasehold improvements are depreciated using the straight line method over the lesser of the estimated useful lives of the assets or the lease term. Costs incurred by the Company to acquire the concession rights and related assets, as well as subsequent improvements to the concession assets, are capitalized and amortized using the group method of depreciation over the lesser of the current expected Concession term, including probable renewal of an additional 50-year term, or the estimated useful lives of the assets and rights.
The group method of depreciation applies a composite rate to classes of similar assets rather than to individual assets. Composite depreciation rates are based upon the Company’s estimates of the expected average useful lives of assets as well as expected net salvage value at the end of their useful lives. In developing these estimates, the Company utilizes periodic depreciation studies performed by an independent engineering firm. Depreciation rate studies are performed at least every three years for equipment and at least every six years for road property (rail, ties, ballast, etc.). The depreciation studies take into account factors such as:

•	Statistical analysis of historical patterns of use and retirements of each asset class;

•	Evaluation of any expected changes in current operations and the outlook for the continued use of the assets;

•	Evaluation of technological advances and changes to maintenance practices; and

•	Historical and expected salvage to be received upon retirement.
The depreciation studies may also indicate that the recorded amount of accumulated depreciation is deficient or in excess of the amount indicated by the study. Any such deficiency or excess is amortized as a component of depreciation expense over the remaining useful lives of the affected asset class, as determined by the study. The Company also monitors these factors in non-study years to determine if adjustments should be made to depreciation rates. Any changes in depreciation rates are implemented prospectively.
During the year ended December 31, 2011, KCSM engaged an independent engineering firm to assist management in performing a depreciation study on its road property and equipment. The depreciation impacts of the study results were immaterial to 2011 financial results.
Effective as of October 1, 2010, the Company reduced depreciation rates on certain locomotive assets based on reassessment of the adequacy of the accumulated depreciation provisions. This change in accounting estimate reduced annual depreciation expense by $13.0 million in 2011 and 2012.
Also under the group method of depreciation, the cost of railroad property and equipment (net of salvage or sales proceeds) retired or replaced in the normal course of business is charged to accumulated depreciation with no gain or loss recognized. Actual historical costs are retired when available, such as with equipment costs. The use of estimates in recording the retirement of certain roadway assets is necessary as it is impractical to track individual, homogeneous network-type assets. For these types of assets, historical costs are estimated by (1) deflating current costs using inflation indices published by the U.S. Bureau of Labor Statistics and (2) the estimated useful life of the assets as determined by the depreciation studies. The indices applied to the replacement value are selected because they closely correlate with the major costs of the items comprising the roadway assets. Because of the number of estimates inherent in the depreciation and retirement processes and because it is impossible to precisely estimate each of these variables until a group of assets is completely retired, the Company continually monitors the estimated useful lives of its assets and the accumulated depreciation associated with each asset group to ensure the depreciation rates are appropriate. Gains or losses on dispositions of land or non-group property and abnormal retirements of railroad property are recognized through income. A retirement of railroad property would be considered abnormal if the cause of the retirement is unusual in nature and its actual life is significantly shorter than what would be expected for that group based on the depreciation studies. An abnormal retirement could cause the Company to re-evaluate the estimated useful life of the impacted asset class.
Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the long-lived assets, the carrying value would be reduced to the estimated fair value. Future cash flow estimates for an impairment review would be based on the lowest level of identifiable cash flows. During the years ended December 31, 2012 and 2011, management did not identify any indicators of impairment.
Goodwill. Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. As of December 31, 2012 and 2011, the goodwill balance was $2.6 million, which is included in other assets in the consolidated balance sheet. Goodwill is not amortized, but is reviewed at least annually, or more frequently as indicators warrant, for impairment. An impairment loss would be recognized to the extent that the carrying amount exceeds the assets’ fair value. The Company performed its annual impairment review for goodwill as of November 30, 2012 and 2011, and concluded there was no impairment in 2012 or 2011.
Fair Value of Financial Instruments. The Company’s short-term financial instruments include cash and cash equivalents, accounts receivable and accounts payable. The carrying value of the short-term financial instruments approximates fair value.
The fair value of the Company’s debt, including related company debt, is estimated using quoted market prices when available, which is classified as Level 1 in the fair value hierarchy. When quoted market prices are not available, fair value is estimated based on current market interest rates for debt with similar maturities and credit quality, which is classified as Level 2. The fair value of the Company’s debt was $1,240.9 million and $1,297.1 million at December 31, 2012 and 2011, respectively. The carrying value was $1,135.1 million and $1,219.5 million at December 31, 2012 and 2011, respectively. If the Company's debt was measured at fair value, the individual debt instruments would have been classified as either Level 1 or Level 2 in the fair value hierarchy.
Postemployment Benefits. Mexican law requires that the Company provide certain postemployment benefits to its Mexican union and non-union employees. These plans provide statutorily calculated benefits which are payable upon retirement, death, disability, and voluntary or involuntary termination to employees who meet applicable service requirements. Actuaries assist the Company in measuring the Company’s benefit obligation and the cost based upon the current plan provisions, employee demographics and assumptions about financial and demographic factors affecting the probability, timing and amount of expected future benefit payments. Significant assumptions include the discount rate, turnover and rate of increase in compensation levels. Actuarial gains and losses determined at the measurement date (typically December 31) are recognized immediately in the consolidated statements of comprehensive income. Effective May 1, 2012, KCS completed an organizational restructuring whereby employees of KCSM became employees of KCSM Servicios. Accordingly, KCSM's obligation to pay postemployment benefits terminated and the related postemployment benefit obligation incurred prior to the effective date was transferred to KCSM Servicios.
Employees’ Statutory Profit Sharing. Mexican employees are statutorily entitled to receive statutory profit sharing. This payment is based on an employer’s net profit based on accounting principles as prescribed in Mexican law, rather than net profit based on U.S. GAAP. Effective May 1, 2012, KCS completed the organizational restructuring whereby employees of KCSM became employees of KCSM Servicios. Accordingly, KCSM's employees were transferred to KCSM Servicios and KCSM's obligation to pay statutory profit sharing terminated as of the effective date.
Income Taxes. Deferred income tax effects of transactions reported in different periods for financial reporting and income tax return purposes are recorded under the liability method of accounting for income taxes. This method gives consideration to the future tax consequences of the deferred income tax items and immediately recognizes changes in income tax laws in the year of enactment.
The Company has recognized a deferred tax asset, net of a valuation allowance, for net operating loss carryovers. The Company projects sufficient future taxable income to realize the deferred tax asset recorded less the valuation allowance. These projections take into consideration assumptions about inflation rates, currency fluctuations, future income and future capital expenditures. If assumptions or actual conditions change, the deferred tax asset, net of the valuation allowance, will be adjusted to properly reflect the expected tax benefit.
New Accounting Pronouncements
Effective January 1, 2012, the Company adopted, on a retrospective basis, the new accounting guidance on the presentation of comprehensive income. As a result of the adoption, the Company reports net income and other comprehensive income in a single statement.

Elimination of Deferred Statutory Profit Sharing Liability, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Elimination of Deferred Statutory Profit Sharing Liability, Net
Elimination of Deferred Statutory Profit Sharing Liability, Net
During the second quarter of 2012, Kansas City Southern (“KCS”) completed an organizational restructuring whereby all employees of KCSM became employees of KCSM Servicios, S.A. de C.V. (“KCSM Servicios”), a wholly-owned subsidiary of KCS. KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. The effective date of this organizational restructuring was May 1, 2012.
Mexican employees are entitled to receive statutory profit sharing. The related cash payment to employees is based on an employer’s net profit determined under accounting principles prescribed in Mexican law, rather than its net profit determined under U.S. GAAP. U.S. GAAP requires the recording of deferred liabilities or assets for financial reporting purposes on the differences between the amounts determined under the two different accounting principles.
As a result of the organizational restructuring, KCSM’s obligation to pay statutory profit sharing terminated on the effective date. Accordingly, in the second quarter of 2012, KCSM recognized a $43.0 million net reduction to operating expense. This reduction includes the elimination of $47.8 million of the deferred statutory profit sharing liability, net of $4.8 million of transaction costs. KCSM Servicios became obligated to pay statutory profit sharing to its employees beginning on the effective date of the organizational restructuring.

Elimination of Deferred Statutory Profit Sharing Liability, Net
During the second quarter of 2012, KCS completed an organizational restructuring whereby employees of KCSM became employees of KCSM Servicios, a wholly-owned subsidiary of KCS. KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. The effective date of this organizational restructuring was May 1, 2012.
Mexican employees are entitled to receive statutory profit sharing. The related cash payment to employees is based on an employer’s net profit determined under accounting principles prescribed in Mexican law, rather than its net profit determined under U.S. GAAP. U.S. GAAP requires the recording of deferred liabilities or assets for financial reporting purposes on the differences between the amounts determined under the two different accounting principles.
As a result of the organizational restructuring, KCSM’s obligation to pay statutory profit sharing terminated on the effective date. Accordingly, in the second quarter of 2012, KCSM recognized a $43.0 million net reduction to operating expense. This reduction includes the elimination of $47.8 million of the deferred statutory profit sharing liability, net of $4.8 million of transaction costs. KCSM Servicios became obligated to pay statutory profit sharing to its employees beginning on the effective date of the organizational restructuring.

Insurance Recoveries	12 Months Ended
Dec. 31, 2012
Extraordinary and Unusual Items [Abstract]
Insurance Recoveries
Insurance Recoveries
In the third quarter of 2011, the Company settled its insurance claim related to hurricane Alex, which struck in 2010 and resulted in extensive damage to KCSM’s track and bridge infrastructures, caused multiple track-related incidents and significantly disrupted the Company’s rail service. As a result of this settlement, the Company recognized a gain on insurance recoveries of $14.8 million in the third quarter of 2011. This gain primarily represented the recovery of lost profits and the replacement value of property in excess of its carrying value, net of the self-insured retentions.

Property and Equipment (including Concession Assets)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment (Including Concession Assets)
Property and Equipment (including Concession Assets)
Property and equipment, including concession assets, and related accumulated depreciation and amortization are summarized below (in millions):

	June 30, 2013	December 31, 2012
Land	$76.9	$76.9
Concession land rights	141.2	141.2
Road property	2,297.0	2,244.1
Equipment	632.7	552.5
Technology and other	33.6	31.6
Construction in progress	47.6	50.4
Total property	3,229.0	3,096.7
Accumulated depreciation and amortization	611.1	574.4
Property and equipment (including concession assets), net	$2,617.9	$2,522.3

Concession assets, net of accumulated amortization of $437.3 million and $413.3 million, totaled $1,942.8 million and $1,916.5 million at June 30, 2013 and December 31, 2012, respectively.

Property and Equipment (including Concession Assets)
The following tables list the major categories of property and equipment, including concession assets, as well as the weighted-average composite depreciation rate for each category (in millions, except percentages):

As of December 31, 2012	Cost	Accumulated Depreciation	Net Book Value	Depreciation Rates for 2012
Land	$76.9	$—	$76.9	N/A
Concession land rights	141.2	(19.5)	121.7	1.0%
Grading	566.7	(85.3)	481.4	1.2%
Rail and other track material	484.6	(88.6)	396.0	2.7 - 4.0%
Ties	467.0	(93.7)	373.3	2.0 - 5.9%
Bridges and tunnels	249.6	(39.2)	210.4	1.5%
Ballast	192.7	(38.4)	154.3	3.9 - 6.7%
Other (a)	283.5	(66.3)	217.2	3.6%
Total road property	2,244.1	(411.5)	1,832.6	3.0%
Locomotives	462.0	(99.0)	363.0	4.4%
Freight cars	76.6	(25.1)	51.5	5.4%
Other equipment	13.9	(2.2)	11.7	10.4%
Total equipment	552.5	(126.3)	426.2	4.7%
Technology and other	31.6	(17.1)	14.5	17.0%
Construction in progress	50.4	—	50.4	N/A
Total property and equipment (including concession assets)	$3,096.7	$(574.4)	$2,522.3	N/A
____________________

(a)	Other includes signals, buildings and other road assets.

As of December 31, 2011	Cost	Accumulated Depreciation	Net Book Value	Depreciation Rates for 2011
Land	$76.2	$—	$76.2	N/A
Concession land rights	141.2	(18.0)	123.2	1.0%
Grading	565.9	(78.7)	487.2	1.2%
Rail and other track material	439.6	(70.8)	368.8	2.7 - 4.2%
Ties	427.8	(78.9)	348.9	2.0 - 6.0%
Bridges and tunnels	242.9	(35.6)	207.3	1.5%
Ballast	176.1	(29.8)	146.3	3.9 - 7.0%
Other (a)	240.0	(58.2)	181.8	3.7%
Total road property	2,092.3	(352.0)	1,740.3	3.0%
Locomotives	426.6	(80.7)	345.9	4.3%
Freight cars	52.3	(22.8)	29.5	5.5%
Other equipment	14.8	(1.6)	13.2	12.9%
Total equipment	493.7	(105.1)	388.6	4.7%
Technology and other	20.1	(13.7)	6.4	23.3%
Construction in progress	78.4	—	78.4	N/A
Total property and equipment (including concession assets)	$2,901.9	$(488.8)	$2,413.1	N/A
 ______________________

(a)	Other includes signals, buildings and other road assets.
Concession assets, net of accumulated amortization of $413.3 million and $347.1 million, totaled $1,916.5 million and $1,855.1 million at December 31, 2012 and 2011, respectively.
Depreciation and amortization of property and equipment (including concession assets) totaled $91.3 million, $86.8 million and $94.0 million for 2012, 2011 and 2010, respectively.

Other Balance Sheet Captions	12 Months Ended
Dec. 31, 2012
Other Balance Sheet Captions [Abstract]
Other Balance Sheet Captions
Other Balance Sheet Captions
Other Current Assets. Other current assets included the following items at December 31 (in millions):

	2012	2011
Prepaid expenses	48.1	40.1
Refundable taxes	30.8	31.8
Deferred employees’ statutory profit sharing asset	—	11.7
Other	0.1	0.3
Other current assets	$79.0	$83.9

Accounts Payable and Accrued Liabilities. Accounts payable and accrued liabilities included the following items at December 31 (in millions):

	2012	2011
Accounts payable	$45.2	$69.1
Interest payable	15.3	15.5
Derailments and other claim provisions	6.9	14.4
Rents and leases payable	5.6	7.5
Income and other taxes	4.6	3.0
Accrued wages and vacation	3.7	16.2
Other	6.1	12.1
Accounts payable and accrued liabilities	$87.4	$137.8

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
12½% Senior Notes. On April 1, 2013, the Company redeemed all of the remaining $98.1 million aggregate principal amount of the 12½% senior unsecured notes due April 1, 2016 (the “12½% Senior Notes”) at a redemption price equal to 106.250% of the principal amount. The Company redeemed the 12½% Senior Notes using $65.0 million of borrowings under the revolving credit facility and available cash.
8.0% Senior Notes, 6 5/8% Senior Notes and 6 1/8% Senior Notes. On April 10, 2013, KCSM commenced a cash tender offer for the 8.0% senior unsecured notes due February 1, 2018 (the “8.0% Senior Notes”), the 6 5/8% senior unsecured notes due December 15, 2020 (the “6 5/8% Senior Notes”) and the 6 1/8% senior unsecured notes due June 15, 2021 (the “6 1/8% Senior Notes”). In addition, KCSM concurrently commenced consent solicitations to amend the indentures governing the 8.0% Senior Notes and 6 5/8% Senior Notes to eliminate substantially all of the restrictive covenants and certain events of default contained therein, which became operative on May 3, 2013.
Through May 8, 2013, KCSM purchased $237.2 million principal amount of the tendered 8.0% Senior Notes, $181.0 million principal amount of the tendered 6 5/8% Senior Notes and $149.7 million principal amount of the tendered 6 1/8% Senior Notes (collectively, the “Senior Notes Tendered”) in accordance with the terms and conditions of the tender offer using a portion of the proceeds received from the issuance of $275.0 million principal amount of 2.35% senior unsecured notes due May 15, 2020 (the “2.35% Senior Notes”) and $450.0 million principal amount of 3.0% senior unsecured notes due May 15, 2023 (the “3.0% Senior Notes”).
Subsequent to the expiration of the cash tender offer, through June 26, 2013, KCSM purchased an additional $7.9 million principal amount of the 6 1/8% Senior Notes and redeemed the remaining $4.0 million outstanding principal amount of the 6 5/8% Senior Notes. On July 2, 2013, KCSM purchased an additional $1.0 million principal amount of the 6 1/8% Senior Notes.
2.35% Senior Notes. On May 3, 2013, KCSM issued $275.0 million principal amount of 2.35% Senior Notes, which bear interest semiannually at a fixed annual rate of 2.35%. The 2.35% Senior Notes were issued at a discount to par value, resulting in a $0.3 million discount and a yield to maturity of 2.368%. KCSM used the net proceeds from the issuance of the 2.35% Senior Notes and the 3.0% Senior Notes to purchase the Senior Notes Tendered, pay all fees and expenses incurred in connection with the 2.35% Senior Notes and 3.0% Senior Notes offerings and the tender offers, to finance the purchase of certain leased equipment and for other general corporate purposes. The 2.35% Senior Notes are redeemable at KCSM’s option, in whole or in part, prior to April 15, 2020, by paying the greater of either (i) 100% of the principal amount of the 2.35% Senior Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest (exclusive of interest accrued to the date of redemption) discounted to the date of redemption on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the then-current U.S. Treasury rate plus 20 basis points, plus accrued interest and any additional amounts to but excluding the redemption date. On or after April 15, 2020, the 2.35% Senior Notes may be redeemed at KCSM’s option, in whole or in part at any time at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest. In addition, the notes are redeemable, in whole but not in part, at KCSM’s option at their principal amount, plus any accrued unpaid interest in the event of certain changes in the Mexican withholding tax rate.
3.0% Senior Notes. On May 3, 2013, KCSM issued $450.0 million principal amount of the 3.0% Senior Notes, which bear interest semiannually at a fixed annual rate of 3.0%. The 3.0% Senior Notes were issued at a discount to par value, resulting in a $1.9 million discount and a yield to maturity of 3.048%. KCSM used the net proceeds from the issuance of the 3.0% Senior Notes and the 2.35% Senior Notes to purchase the Senior Notes Tendered, pay all fees and expenses incurred in connection with the 2.35% Senior Notes and 3.0% Senior Notes offerings and the tender offers, to finance the purchase of certain leased equipment and for other general corporate purposes. The 3.0% Senior Notes are redeemable at KCSM’s option, in whole or in part, prior to February 15, 2023, by paying the greater of either (i) 100% of the principal amount of the 3.0% Senior Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest (exclusive of interest accrued to the date of redemption) discounted to the date of redemption on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the then-current U.S. Treasury rate plus 20 basis points, plus accrued interest and any additional amounts to but excluding the redemption date. On or after February 15, 2023, the 3.0% Senior Notes may be redeemed at KCSM’s option, in whole or in part at any time at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest. In addition, the notes are redeemable, in whole but not in part, at KCSM’s option at their principal amount, plus any accrued unpaid interest in the event of certain changes in the Mexican withholding tax rate.
The 2.35% Senior Notes and 3.0% Senior Notes are denominated in U.S. dollars; are unsecured, unsubordinated obligations; rank pari passu in right of payment with KCSM’s existing and future unsecured, unsubordinated obligations and are senior in right of payment to KCSM’s future subordinated indebtedness. In addition, the senior notes include certain covenants which are customary for these types of debt instruments issued by borrowers with similar credit ratings.
Revolving Credit Facility. During the second quarter of 2013, the Company borrowed $65.0 million against the revolving credit facility for the redemption of the 12½% Senior Notes. As of June 30, 2013, the outstanding amount under the revolving credit facility was $10.0 million. As of December 31, 2012, KCSM had no amount outstanding under the revolving credit facility.
Related Company Revolving Credit Agreement. The Kansas City Southern Railway Company (“KCSR”), as a lender, and KCSM, as a borrower, entered into a Revolving Credit Agreement effective as of June 7, 2013 (the “Revolving Agreement”), pursuant to the terms of which KCSM may borrow up to $100.0 million from KCSR on a revolving basis at any time during the term of the Revolving Agreement. The Revolving Agreement is unsecured and terminates on December 31, 2018. As of June 30, 2013, KCSM had borrowed $52.5 million under the terms of the Revolving Agreement at a weighted average interest rate of 1.48%.
Debt Retirement Costs. The Company recognized debt retirement costs of $109.9 million during the second quarter of 2013 related to the tender and call premiums as well as the write-off of unamortized debt issuance costs and the original issue discounts as a result of the refinancing activities described above.

 Long-Term Debt
Long-term debt at December 31 (in millions):

	2012	2011
Long-term debt:
Revolving credit facility, variable interest rate, due 2017	$—	$—
12½% senior notes, due 2016	95.0	94.3
8.0% senior notes, due 2018	296.9	296.5
6 5/8% senior notes, due 2020	185.0	185.0
6 1/8% senior notes, due 2021	200.0	200.0
5.737% financing agreement, due 2023	48.4	52.8
6.195% financing agreement, due 2023	37.4	40.9
9.310% loan agreements, due 2020	81.7	88.1
Capital lease obligations, due serially to 2017	9.8	1.5
Other debt obligations	2.6	3.9
Total	956.8	963.0
Less: Debt due within one year	18.8	17.2
Long-term debt	$938.0	$945.8

Debt
Revolving Credit Facility. On August 30, 2010, KCSM entered into a secured credit agreement (the “2010 Credit Agreement”) with various lenders and other institutions which provided KCSM with a three-year $100.0 million revolving credit facility consisting of (i) a revolving facility in an amount up to $100.0 million (the “2010 Revolving Facility”) and, (ii) a letter of credit and a swing line facility in an amount up to $10.0 million each.
On September 30, 2011, KCSM entered into an amended and restated credit agreement (the “2011 Credit Agreement”) with various financial institutions. The 2011 Credit Agreement increased the revolving credit facility to $200.0 million and extended the maturity to September 30, 2016. The 2011 Credit Agreement included (i) a revolving credit facility up to $200.0 million (the “Revolving Facility”), (ii) a letter of credit facility up to $15.0 million (the “Letter of Credit Facility”), and (iii) a swing line facility up to $15.0 million (the “Swing Line Facility”). The Letter of Credit Facility and the Swing Line Facility each constitute usage under the Revolving Facility.
On November 29, 2012, KCSM entered into an amended and restated credit agreement (the “2012 Credit Agreement”) with various financial institutions, which amended and restated the 2011 Credit Agreement and eliminated or modified a number of restrictive covenants in KCSM's facility in order to achieve consistency between KCSM and firms with investment grade credit ratings. The amendment also included a "fall-away collateral" provision whereby KCSM's facility will convert from secured to unsecured obligations if investment grade senior unsecured debt ratings are assigned by at least two of the three primary rating agencies. In the event that KCSM's senior unsecured debt ratings were subsequently to fall below investment grade at all three primary rating agencies, collateral would be re-pledged and the facility would revert to a secured obligation. The amendment also incorporates a change in the pricing grid in the event that KCSM achieves a senior unsecured debt rating of BBB/Baa2 or higher by at least two of the three primary rating agencies. In that event, the floating interest rates paid by KCSM on the 2012 Credit Agreement would thereafter be determined by KCSM's senior unsecured credit rating rather than by KCSM's leverage ratio as is the case currently. Depending on KCSM's credit rating during the life of the 2012 Credit Agreement, the margin KCSM would pay above the London Interbank Offered Rate (“LIBOR”) at any point would be equal to or lower than the currently applicable margin of 1.75%. In addition to the amendment, KCSM extended the maturity of the Revolving Facility to November 15, 2017.
The 2012 Credit Agreement is currently secured by the accounts receivable and certain locomotives of KCSM and certain of its subsidiaries. In addition, KCSM and certain of its subsidiaries agreed to subordinate payment of certain intercompany debt, certain KCSM subsidiaries guaranteed repayment of the amounts due under the 2012 Credit Agreement (up to the amount permitted by KCSM’s outstanding indentures) and certain equity interests as defined in the 2012 Credit Agreement were pledged to secure obligations under the 2012 Credit Agreement.
The 2012 Credit Agreement contains certain representations and warranties that are customary for credit agreements of this type. The 2012 Credit Agreement also contains affirmative and negative covenants that are customary for credit agreements of this type, including financial maintenance covenants related to a leverage ratio and an interest coverage ratio as defined in the 2012 Credit Agreement. Similarly, events of default under the 2012 Credit Agreement include, but are not limited to, certain payment defaults; breach of any representation or warranty; non-performance of covenants and obligations; default on other indebtedness; certain judgments rendered; restrictions or requirements limiting the availability or the transfer of foreign exchange; a change in control; bankruptcy or insolvency of KCSM and certain subsidiaries and obligors; an impairment of security; the failure of subordination; certain actions by a governmental authority; failure to obtain certain consents; and termination of the concession title. The occurrence of an event of default could result in the acceleration of the repayment of any outstanding principal balance of the Revolving Facility.
As of December 31, 2012 and 2011, KCSM had no outstanding amount under the Revolving Facility.
12½% Senior Notes. On March 30, 2009, KCSM issued $200.0 million principal amount of the 12½% senior unsecured notes due April 1, 2016 (the “12½% Senior Notes”), which bear interest semiannually at a fixed annual rate of 12½%. The     12½% Senior Notes were issued at a discount to par value, resulting in an $11.0 million discount and a yield to maturity of     13¾%. KCSM used a portion of the net proceeds from the offering to repay all amounts outstanding under a credit agreement entered into on June 14, 2007. The 12½% Senior Notes are redeemable at KCSM’s option in whole or in part on and after April 1, 2013, at the following redemption prices (expressed as percentages of principal amount) plus any accrued and unpaid interest: 2013 — 106.250%, 2014 — 103.125% and 2015 — 100.000%. In addition, the notes are redeemable, in whole but not in part, at KCSM’s option at their principal amount, plus any accrued and unpaid interest, in the event of certain changes in the Mexican withholding tax rate.
On June 4, 2010, KCSM redeemed $70.0 million principal amount of the 12½% Senior Notes pursuant to a provision which allowed KCSM to redeem up to 35.0% of the 12½% Senior Notes any time prior to April 1, 2012, at par value plus coupon from the proceeds of any sale of capital stock in KCSM or KCS. This followed KCS’s offering of 5.8 million shares of common stock for net proceeds of $214.9 million in May 2010 and a subsequent $95.0 million capital contribution from KCS to the Company. On November 2, 2010, pursuant to an offer to purchase, KCSM commenced a cash tender offer for its 12½% Senior Notes. On December 20, 2010, KCSM purchased $31.9 million principal amount of the tendered 12½% Senior Notes in accordance with the terms and conditions of the tender offer set forth in the offer to purchase using the proceeds received from the issuance of $185.0 million principal amount of the 6 5/8% senior unsecured notes due December 15, 2020 (the “6 5/8% Senior Notes”).
8.0% Senior Notes. On January 22, 2010, KCSM issued $300.0 million principal amount of 8.0% senior unsecured notes due February 1, 2018 (the “8.0% Senior Notes”), which bear interest semiannually at a fixed annual rate of 8.0%. The 8.0% Senior Notes were issued at a discount to par value, resulting in a $4.3 million discount and a yield to maturity of 8¼%. KCSM used the net proceeds from the issuance of the 8.0% Senior Notes and available cash to purchase $290.0 million principal amount of the 9 3/8% senior unsecured notes due May 1, 2012 (the “9 3/8% Senior Notes”) tendered under an offer to purchase and pay all fees and expenses incurred in connection with the 8.0% Senior Notes offering and the tender offer. The 8.0% Senior Notes are redeemable at KCSM’s option, in whole or in part, on and after February 1, 2014, at the following redemption prices (expressed as percentages of principal amount) plus any accrued and unpaid interest: 2014 — 104.000%, 2015 — 102.000%, 2016 and thereafter — 100.000%. In addition, KCSM may redeem up to 35% of the 8.0% Senior Notes any time prior to February 1, 2013, at par value plus coupon from the proceeds of the sale of capital stock in KCSM or KCS. In addition, the notes are redeemable, in whole but not in part, at KCSM’s option at their principal amount, plus any accrued and unpaid interest, in the event of certain changes in the Mexican withholding tax rate.
6 5/8% Senior Notes. On December 20, 2010, KCSM issued the 6 5/8% Senior Notes, which bear interest semiannually at a fixed annual rate of 6 5/8%. KCSM used the net proceeds from the issuance of the 6 5/8% Senior Notes and available cash to purchase $142.6 million principal amount of the 7 5/8% senior unsecured notes due December 1, 2013 (the “7 5/8% Senior Notes”) and $31.9 million principal amount of the 12½% Senior Notes tendered under an offer to purchase and pay all fees and expenses incurred in connection with the 6 5/8% Senior Notes offering and the tender offers. The 6 5/8% Senior Notes are redeemable at KCSM’s option, in whole or in part prior to December 15, 2015, by paying the greater of either 101% of the principal amount or the principal amount plus a “make whole” premium and in whole or in part on or after December 15, 2015, at the following redemption prices (expressed as percentages of principal amount) plus any accrued and unpaid interest: 2015— 103.313%, 2016 — 102.208%, 2017 — 101.104%, 2018 and thereafter —100.000%. In addition, KCSM may redeem up to 35% of the 6 5/8% Senior Notes at a redemption price equal to 106.625% any time prior to December 15, 2013, at par value plus coupon from the proceeds of the sale of capital stock in KCSM or KCS. In addition, the notes are redeemable, in whole but not in part, at KCSM’s option at their principal amount, plus any accrued and unpaid interest, in the event of certain changes in the Mexican withholding tax rate.
6 1/8% Senior Notes. On May 20, 2011, KCSM issued $200.0 million principal amount of the 6 1/8% senior unsecured notes due June 15, 2021 (the “6 1/8% Senior Notes”) at par, which bear interest semiannually at a fixed annual rate of 6 1/8%. The Company used the proceeds from the issuance of the 6 1/8% Senior Notes and available cash to purchase and redeem the outstanding $165.0 million principal amount of 7 3/8% senior unsecured notes due June 1, 2014 and the remaining $32.4 million principal amount of the 7 5/8% Senior Notes and pay all fees and expenses incurred in connection with the 6 1/8% Senior Notes offering and the tender offers. The 6 1/8% Senior Notes are redeemable at KCSM’s option, in whole or in part prior to June 15, 2016, by paying the greater of either 101% of the principal amount or the principal amount plus a “make whole” premium and in whole or in part on or after June 15, 2016, at the following redemption prices (expressed as percentages of principal amount) if redeemed during the 12-month period commencing on June 15 of the following years, plus any accrued and unpaid interest to the date of redemption: 2016 — 103.063%, 2017 — 102.042%, 2018 — 101.021%, 2019 and thereafter —100.000%. In addition, the Company may redeem up to 35.0% of the 6 1/8% Senior Notes at a redemption price equal to 106.125% any time prior to June 15, 2014, from the proceeds of the sale of KCSM’s capital stock or the capital stock of KCS. In addition, the notes are redeemable, in whole but not in part, at KCSM’s option at their principal amount, plus any accrued and unpaid interest, in the event of certain changes in the Mexican withholding tax rate.
All of KCSM’s senior notes described above are denominated in dollars; are unsecured, unsubordinated obligations; rank pari passu in right of payment with KCSM’s existing and future unsecured, unsubordinated obligations and are senior in right of payment to KCSM’s future subordinated indebtedness. In addition, the senior notes include certain covenants which are customary for these types of debt instruments issued by borrowers with similar credit ratings and restrict or prohibit certain actions. Certain of these covenants no longer apply if the notes are assigned an investment grade rating by both Moody’s Investors Service and Standard & Poor’s Rating Services.
Locomotive Financing
5.737% Financing Agreement. On February 26, 2008, KCSM entered into a financing agreement with Export Development Canada (“EDC”) for an aggregate principal amount of $72.8 million. KCSM used the proceeds to finance 85.0% of the purchase price of forty new SD70ACe locomotives purchased by KCSM in late 2007 and early 2008. KCSM granted EDC a security interest in the locomotives to secure the loan. The financing agreement requires KCSM to make thirty equal semi-annual principal payments of approximately $2.4 million plus interest at an annual rate of 5.737%, with the final payment due and payable on February 28, 2023.
6.195% Financing Agreement. On September 24, 2008, KCSM entered into a financing agreement with DVB Bank AG (“DVB”) for an aggregate principal amount of $52.2 million. KCSM used the proceeds to finance approximately 80% of the purchase price of twenty-nine ES44AC locomotives purchased by KCSM in June 2008. KCSM granted DVB a security interest in the locomotives to secure the loan. The financing agreement requires KCSM to make sixty equal quarterly principal payments plus interest at an annual rate of 6.195%, with the final payment due and payable on September 29, 2023.
9.310% Loan Agreements. On September 1, 2011, KCSM, as borrower, entered into five Loan Agreements (each a “Loan Agreement”, and collectively, the “Loan Agreements”) with General Electric Capital Corporation, as lender (“GE”), each with a principal amount of approximately $18.2 million. KCSM used the loan proceeds to finance approximately 88% of the purchase price of seventy-five GE AC4400 CW locomotives (the “Locomotives”) purchased by KCSM from GE on September 1, 2011. The Locomotives were previously leased by KCSM from GE pursuant to a Lease Agreement dated April 30, 1998. The Lease Agreement, which had been accounted for as an operating lease, was terminated with the purchase of the Locomotives by KCSM. To secure the loans from GE, KCSM transferred legal ownership of the Locomotives to five irrevocable trusts established by KCSM to which GE is the primary beneficiary and KCSM has a right of reversion upon satisfaction of the obligations of the Loan Agreements.
Each Loan Agreement requires KCSM to make thirty-eight quarterly principal payments plus interest at an annual rate of 9.31%, which approximates the implicit interest rate in the Lease Agreement. KCSM generated certain tax benefits as a result of purchasing the locomotives. The first payments were due and payable on September 15, 2011, and the final payments are due and payable on December 15, 2020.
KCSM’s locomotive financing agreements contain representations, warranties and covenants typical of such equipment loan agreements. Events of default in the financing agreements include, but are not limited to, certain payment defaults, certain bankruptcy and liquidation proceedings and the failure to perform any covenants or agreements contained in the financing agreements. Any event of default could trigger acceleration of KCSM’s payment obligations under the terms of the financing agreements.
Debt Covenants Compliance
The Company was in compliance with all of its debt covenants as of December 31, 2012.
Leases and Debt Maturities
The Company leases transportation equipment, as well as office and other operating facilities under various capital and operating leases. Rental expenses under operating leases were $38.3 million, $46.6 million and $53.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Operating leases that contain scheduled rent adjustments are recognized on a straight-line basis over the term of the lease. Contingent rentals and sublease rentals were not significant. Minimum annual payments and present value thereof under existing capital leases, other debt maturities and minimum annual rental commitments under non-cancelable operating leases are shown below (in millions):

Years	Long-Term Debt	Capital Leases			Total Debt	Operating Leases	Total
		Minimum Lease Payments	Less Interest	Net Present Value
2013	$16.4	$2.7	$0.3	$2.4	$18.8	$29.2	$48.0
2014	17.1	2.7	0.2	2.5	19.6	24.5	44.1
2015	16.7	2.7	0.2	2.5	19.2	17.0	36.2
2016	112.4	2.3	0.1	2.2	114.6	15.7	130.3
2017	18.3	0.2	—	0.2	18.5	8.6	27.1
Thereafter	766.1	—	—	—	766.1	57.3	823.4
Total	$947.0	$10.6	$0.8	$9.8	$956.8	$152.3	$1,109.1

In the normal course of business, the Company enters into long-term contractual requirements for future goods and services needed for the operations of the business. Such commitments are not in excess of expected requirements and are not reasonably likely to result in performance penalties or payments that would have a material adverse effect on the Company’s liquidity.

Related Company Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Company Transactions
Related Company Transactions
Balances and transactions with related companies included the following items at December 31 (in millions):

	2012	2011
Related company receivables:
Current:
KCSR (1)	$40.0	$6.6

Related company payables:
Current:
KCSM Servicios (2)	$3.5	$—
Superior Tie & Timber	1.6	0.7
FTVM	1.3	1.2
Servicios Ferroviarios Europeos	0.5	0.5
Nafta Rail	—	4.3
	$6.9	$6.7

Related company debt
Short term:
KCS (3)	$—	$39.0

Long term:
KCSR (4)	$112.8	$200.0
KCS (3)	65.5	17.5
	$178.3	$217.5

(1)	This balance is comprised primarily of receivables from KCSR originated in the normal course of business.

(2)	This balance is comprised primarily of employee services provided by KCSM Servicios.

(3)	The outstanding balance represents unsecured loan agreements with a wholly-owned subsidiary of KCS.

(4)
Notes payable to KCSR due no later than December 31, 2016, which bear interest at 1-year LIBOR plus 2.5%. These notes were issued in conjunction with the Company’s capital distributions. See Note 10 “Stockholders’ Equity.”

The most significant transactions with related parties are summarized as follows for the years ended December 31, (in millions):

	2012	2011	2010
Employee services	$(131.9)	$—	$—
Corporate expenses	(25.9)	(27.4)	(28.0)
Terminal expenses (1)	(16.1)	(12.4)	(10.4)
Interest expense, net	(8.2)	(0.8)	1.4
Software amortization	(2.6)	(2.6)	(2.6)
Other	(0.3)	(4.6)	(7.0)
____________________
(1) Terminal services are provided by FTVM and Nafta Rail.
Employee Services Agreement
On April 19, 2012, KCSM entered into an employee services agreement (the “Employee Services Agreement”) under which KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. The Employee Services Agreement became effective on May 1, 2012, and will continue in full force and effect until terminated by one party by providing written notice to the other party. During 2012, KCSM Servicios charged $131.9 million to KCSM under this agreement.
Revolving Credit Agreement
KCSM, as lender, and KCSR, as borrower, entered into a Revolving Credit Agreement effective as of April 1, 2008 (the “Revolving Agreement”), pursuant to the terms of which KCSM may make one or more loans from time to time during the term of the Revolving Agreement. The Revolving Agreement is secured by certain assets of KCSR and terminates on December 31, 2013. As of December 31, 2012 and 2011, KCSM had no outstanding amount under the terms of the Revolving Agreement.
Loan Agreements between KCSM and a Wholly-Owned Subsidiary of KCS
On September 28, 2012, KCSM entered into an unsecured loan agreement (the “Loan Agreement”) with a wholly-owned subsidiary of KCS. The Loan Agreement allows KCSM to receive one or more loans up to an aggregate principal amount of $350.0 million, due on September 30, 2017. Pursuant to the terms of the Loan Agreement, on September 28, 2012, KCSM entered into a loan agreement for $48.0 million consisting of $9.0 million in cash and $39.0 million from an outstanding principal amount under the 2009 loan agreement between KCSM and a wholly-owned subsidiary of KCS, which was amended in 2010 and subsequently terminated as part of the Loan Agreement. KCSM is required to make annual interest payments on the outstanding principal amount at a rate equivalent to annual LIBOR plus 2.00%.
On September 26, 2011, KCSM entered into an unsecured loan agreement (the “2011 Loan Agreement”) with a wholly-owned subsidiary of KCS. Pursuant to the terms of the 2011 Loan Agreement, KCSM received $17.5 million for general corporate purposes. The 2011 Loan Agreement requires KCSM to make annual interest payments at a rate equivalent to 1-year LIBOR plus 2.30%, with the principal payment due on September 30, 2016.
Management Services Agreement
On December 31, 2005, KCSM and KCS entered into a Management Services Agreement under which KCS provides to KCSM general guidance, oversight, consultation and management services in connection with the business and operations of KCSM. The Management Services Agreement became effective as of April 1, 2005, and will continue in full force and effect until terminated by one party by providing written notice to the other party. During 2012, 2011 and 2010, KCS charged $25.9 million, $27.4 million and $28.0 million, respectively, to KCSM under the agreement.
During 2011, KCSM prepaid KCSR $78.2 million for services which will be provided by KCSR through 2014. The prepayment included a discount of 3.5%. As of December 31, 2012 the prepayment balance was $48.5 million with $28.4 million included in other current assets and $20.1 million included in other assets. As of December 31, 2011, this prepayment balance was $78.2 million with $28.0 million included in other current assets and $50.2 million included in other assets.
During 2010, KCSM prepaid KCSR $18.4 million for services which were provided by KCSR during 2011, the prepayment included a discount of 3.5%. As of December 31, 2011, this prepayment balance was zero.
Service and Inventory Prepayments
During 2011, KCSM prepaid KCSR $3.0 million for inventory to be delivered by KCSR. As of December 31, 2012 and 2011, the prepayment balance was $1.3 million and $3.0 million, respectively, which was included in other current assets.
In December 2011, KCSM prepaid Nafta Rail $22.3 million for terminal services, which will be provided by Nafta Rail through 2016. The prepayment included a discount of 3.5%. As of December 31, 2012, the prepayment balance was $15.8 million with $5.1 million included in other current assets and $10.7 million included in other assets. As of December 31, 2011, the prepayment balance was $20.9 million with $5.4 million included in other current assets and $15.5 million included in other assets.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
Current income tax expense represents the amounts expected to be reported on the Company’s income tax returns, and deferred tax expense or benefit represents the change in net deferred tax assets and liabilities. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates that will be in effect when these differences reverse. Valuation allowances are recorded as appropriate to reduce deferred tax assets to the amount considered likely to be realized.
Tax Expense. Income tax expense consists of the following components (in millions):

	2012	2011	2010
Current income tax	$22.8	$—	$—
Deferred income tax	106.8	48.6	31.3
Total income tax expense	$129.6	$48.6	$31.3

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at December 31 (in millions):

	2012	2011
Assets:
Loss carryovers	$26.9	$124.6
Inventories and provisions	34.1	45.6
Other, net	7.8	6.8
Gross deferred tax assets before valuation allowance	68.8	177.0
Valuation allowance on loss carryovers	(3.4)	(3.4)
Net deferred tax assets	65.4	173.6
Liabilities:
Property and equipment	(154.2)	(155.6)
Gross deferred tax liabilities	(154.2)	(155.6)
Net deferred tax asset (liability)	$(88.8)	$18.0

Tax Rates. Differences between the Company’s effective income tax rates and the Mexican statutory income tax rate of 30% follow (in millions):

	2012	2011	2010
Income tax expense using the statutory rate in effect	$96.2	$66.8	$28.5
Tax effect of:
Equity earnings from unconsolidated affiliates	(1.0)	(0.8)	(2.0)
Foreign exchange and inflation adjustments	35.7	(17.0)	15.3
Change in the Mexican federal tax rate	0.8	—	—
Change in valuation allowances	—	—	(8.3)
Sale of Mexrail	—	—	(4.3)
Other, net	(2.1)	(0.4)	2.1
Income tax expense	$129.6	$48.6	$31.3
Effective tax rate	40.4%	21.8%	32.9%

Change in Tax Law. On December 17, 2012, changes to the Mexican Federal Income Tax Law were approved. The 30% income tax rate used in 2012 will remain applicable for 2013. The planned income tax rate reduction has been postponed one year with 29% starting in 2014 and 28% in 2015. The Company’s deferred income tax assets and liabilities were revalued using the rates expected to be in effect when the underlying temporary differences are expected to reverse. This revaluation resulted in a $0.8 million expense in the 2012 tax provision.
Tax Carryovers. The Company’s loss carryovers at December 31, 2012 were $94.8 million and will begin to expire in 2015. A deferred tax asset was recorded in prior periods for the expected future tax benefit of these losses which will be carried forward to reduce only ordinary Mexican income tax payable in future years. The Company also has an asset tax credit carryover in the amount of $6.8 million which will expire in 2017.
The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $3.4 million.
The Company believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets, net of valuation allowances, related to loss carryovers and tax credits.
Uncertain Tax Positions. The accounting guidance for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance requires the Company to recognize in the consolidated financial statements the benefit of a tax position only if the impact is more likely than not of being sustained on audit based on the technical merits of the position. In 2012 and 2011, the Company has not taken any new uncertain tax positions and does not have a provision for uncertain tax positions as of December 31, 2012 and 2011.
Interest and penalties related to uncertain tax positions are included in income before taxes on the consolidated statements of comprehensive income. Accrued interest and penalties on unrecognized tax benefits and interest and penalty expense was immaterial to the consolidated financial statements for all periods presented.
During 2012, the 2004 tax return audit was completed without adjustment. Tax returns filed for periods after 2006 remain open to examination by the taxing authorities. The Company received an audit assessment for the year ended December 31, 2005, from the Servicio de Administracion Tributaria (the “SAT”), the Mexican equivalent of the U.S. Internal Revenue Service. The Company will initiate administrative proceedings with the SAT and if a settlement is not reached, then the matter will be litigated. The Company believes that it has strong legal arguments in its favor and more likely than not will prevail in any challenge of this assessment. The Company believes that an adequate provision has been made for any adjustment (taxes and interest) that will be due for all open years. However, an unexpected adverse resolution could have a material effect on the consolidated financial statements in a particular quarter or fiscal year.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity
KCSM’s capital stock is divided into Class I Shares, representing the fixed portion of the capital, and Class II Shares, representing the variable portion of the capital. The fixed portion of the capital stock with no withdrawal rights is represented by 600,000 shares. The variable portion of the capital stock is represented by 4,784,910,235 shares. As of December 31, 2012 and 2011, the total shares outstanding represented by Class I and Class II were 4,785,510,235 fully subscribed and paid for, without a par value expression.
Capital Contribution
On December 21, 2012, KCSM shareholders approved a pro-rata increase of $18.8 million in the variable portion of the common stock of the Company. KCSM used the proceeds from this contribution for various purposes. The shares representing the Company’s common stock have no par value and, therefore, the capital increase of the common stock in its variable portion, represented by Class II shares, did not result in the issuance of new shares.
On June 3, 2010, KCSM shareholders approved a pro-rata increase of $95.0 million in the variable portion of the common stock of the Company (the “Capital Contribution”). KCSM used the proceeds from the Capital Contribution to redeem $70.0 million of the 12 1/2% Senior Notes and a portion of the 9 3/8% Senior Notes, plus accrued and unpaid interest and expenses. The shares representing the Company’s common stock have no par value and, therefore, the capital increase of the common stock in its variable portion, represented by Class II shares, did not result in the issuance of new shares.
Capital Distribution
In 2011, KCSM shareholders approved capital distributions of $335.0 million. The distributions totaled $135.0 million in cash and $200.0 million in unsecured notes payable to the Company’s shareholders. The notes were ultimately transferred to the Company’s affiliate, KCSR (the “Notes”). The Notes are payable to KCSR no later than December 31, 2016, and bear interest at an annual LIBOR plus 2.5%. Pursuant to the terms of the Notes, the Company may make one or more prepayments of principal and any and all interest accrued thereon as of such prepayment date.

Postemployment Benefits	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Postemployment Benefits
Postemployment Benefits
Postemployment Benefits. Until the organizational restructuring effective May 1, 2012, KCSM was required to provide certain postemployment benefits to its union and non-union employees. These plans provide statutorily calculated benefits which are payable upon retirement, death, disability, voluntary or involuntary termination of employees based on length of service.
Effective May 1, 2012, KCS completed an organizational restructuring whereby employees of KCSM became employees of KCSM Servicios. Accordingly, KCSM's obligation to pay postemployment benefits terminated, and KCSM Servicios assumed all of KCSM's postemployment benefit obligations incurred prior to the effective date.
During September 2010, KCSM completed negotiations with the Mexican labor union. Among other matters resolved in these negotiations, KCSM was not required to provide an incremental benefit to its union employees upon retirement. Previous to the agreement reached with the Mexican labor union, KCSM had recorded a liability for an incremental retirement benefit which was based on various factors including retirement eligibility based on a combination of age and years of credited service and the employee’s salary at the time of retirement. KCSM had no legal obligation to fund any benefit previously calculated under these factors.
The Company used December 31 as the measurement date for its postemployment benefit obligations.
Net Periodic Benefit Cost, Plan Obligation, and Funded Status
Components of the net cost (benefit) for the plan were as follows for the years ended December 31 (in millions):

	2012	2011	2010
Service cost	$0.3	$0.9	$1.3
Interest cost	0.3	0.9	1.4
Actuarial (gain) loss (i)	—	0.8	(7.6)
Foreign currency (gain) loss	0.5	(1.4)	0.9
Net periodic cost (benefit) recognized	$1.1	$1.2	$(4.0)

(i)	Net benefit costs above do not include a component for the amortization of actuarial gains or losses as the Company’s policy is to recognize such gains and losses immediately.
The following table reconciles the change in the benefit obligation for each of the years ended December 31 (in millions):

	2012	2011
Benefit obligation at beginning of year	$10.0	$10.4
Service cost	0.3	0.9
Interest cost	0.3	0.9
Actuarial (gain) loss	—	0.8
Foreign currency (gain) loss	0.5	(1.4)
Benefits paid	(0.9)	(1.6)
Benefit obligation transferred to KCSM Servicios	(10.2)	—
Benefit obligation at end of year	$—	$10.0
Funded status	$—	$(10.0)

Assumptions
The assumptions used to determine benefit obligations and costs are selected based on current and expected market conditions. Discount rates are selected based on the rates on low risk government bonds with cash flows approximating the timing of expected benefit payments. The Mexico bond market is utilized for the KCSM postemployment obligation.
Weighted average assumptions used to determine the benefit obligation were as follows for the years ended December 31:

	2012	2011
Discount rate	—	8.00%
Rate of compensation increase	—	4.50%

Weighted average assumptions used to determine net benefit cost for the periods were as follows:

	For the Four Months Ended April 30, 2012	Year Ended December 31, 2011
Discount rate	8.00%	8.25%
Rate of compensation increase	4.50%	4.50%

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Concession Duty. Under KCSM’s 50-year railroad concession from the Mexican government (the “Concession”), KCSM paid concession duty expense of 0.5% of gross revenues for the first 15 years of the Concession period, and on June 24, 2012, KCSM began paying 1.25% of gross revenues, which is effective for the remaining years of the Concession. For the three and six months ended June 30, 2013, the concession duty expense, which is recorded within materials and other in operating expenses, was $3.4 million and $6.8 million, respectively, compared to $1.4 million and $2.7 million for the same periods in 2012.
Litigation. The Company is a party to various legal proceedings and administrative actions, all of which, except as set forth below, are of an ordinary, routine nature and incidental to its operations. KCSM aggressively defends these matters and has established liability provisions, which management believes are adequate to cover expected costs. Although it is not possible to predict the outcome of any legal proceeding, in the opinion of management, other than those proceedings described in detail below, such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial statements.
Environmental Liabilities. The Company’s operations are subject to Mexican federal and state laws and regulations relating to the protection of the environment through the establishment of standards for water discharge, water supply, emissions, noise pollution, hazardous substances and transportation and handling of hazardous and solid waste. The Mexican government may bring administrative and criminal proceedings, impose economic sanctions against companies that violate environmental laws and temporarily or even permanently close non-complying facilities.
The risk of incurring environmental liability is inherent in the railroad industry. As part of serving the petroleum and chemicals industry, the Company transports hazardous materials and has a professional team available to respond to and handle environmental issues that might occur in the transport of such materials.
The Company performs ongoing reviews and evaluations of the various environmental programs and issues within the Company’s operations and, as necessary, takes actions intended to limit the Company’s exposure to potential liability. Although these costs cannot be predicted with certainty, management believes that the ultimate outcome of identified matters will not have a material adverse effect on the Company’s consolidated financial statements.
Certain Disputes with Ferromex. KCSM and Ferrocarril Mexicano, S.A. de C.V. (“Ferromex”) use certain trackage rights, haulage rights and interline services (the “Services”) provided by each other. The rates to be charged after January 1, 2009, were agreed to pursuant to the Trackage Rights Agreement, dated February 9, 2010 (the “Trackage Rights Agreement”), between KCSM and Ferromex. The rates payable for these Services for the period beginning in 1998 through December 31, 2008, are still not resolved. KCSM is currently involved in discussions with Ferromex regarding the amounts payable to each other for the Services for this period. If KCSM cannot reach an agreement with Ferromex for rates applicable for Services which were provided prior to January 1, 2009, which are not subject to the Trackage Rights Agreement, the Secretaría de Comunicaciones y Transportes (“Secretary of Communications and Transportation” or “SCT”) is entitled to set the rates in accordance with Mexican law and regulations. KCSM and Ferromex both initiated administrative proceedings seeking a determination by the SCT of the rates that KCSM and Ferromex should pay each other in connection with the Services. The SCT issued rulings in 2002 and 2008 setting the rates for the Services, and both KCSM and Ferromex challenged these rulings. Although KCSM and Ferromex have challenged these matters based on different grounds and these cases continue to evolve, management believes the amounts recorded related to these matters are adequate.
While the outcome of these matters cannot be predicted with certainty, the Company does not believe that, when resolved, these disputes will have a material effect on its consolidated financial statements.
Contractual Agreements. In the normal course of business, the Company enters into various contractual agreements related to commercial arrangements and the use of other railroads’ or governmental entities’ infrastructure needed for the operations of the business. The Company is involved or may become involved in certain disputes involving transportation rates, product loss or damage, charges and interpretations related to these agreements. While the outcome of these matters cannot be predicted with certainty, the Company does not believe that, when resolved, these disputes will have a material effect on its consolidated financial statements.
Credit Risk. The Company continually monitors risks related to economic changes and certain customer receivables concentrations. Significant changes in customer concentration or payment terms, deterioration of customer creditworthiness or further weakening in economic trends could have a significant impact on the collectability of KCSM’s receivables and its operating results. If the financial condition of KCSM’s customers were to deteriorate and result in an impairment of their ability to make payments, additional allowances may be required. The Company has recorded provisions for uncollectability based on its best estimate at June 30, 2013.
Income Tax. Tax returns filed for periods after 2006 remain open to examination by the taxing authorities. KCSM’s 2007 tax return is currently under examination by the Servicio de Administracion Tributaria (the “SAT”), the Mexican equivalent of the U.S. Internal Revenue Service. The Company received an audit assessment for the year ended December 31, 2005, from the SAT. The Company initiated administrative proceedings with the SAT, and if a settlement is not reached, the matter will be litigated. The Company believes it has strong legal arguments in its favor and more likely than not will prevail in challenging the 2005 assessment. The Company believes that an adequate provision has been made for any adjustment (taxes and interest) that will be due for all open years. However, an unexpected adverse resolution could have a material effect on the consolidated financial statements in a particular quarter or fiscal year.

Commitments and Contingencies
Concession Duty. Under the Concession, KCSM paid concession duty expense of 0.5% of gross revenues for the first 15 years of the Concession period, and on June 24, 2012, KCSM began paying 1.25% of gross revenues, which is effective for the remaining years of the Concession. For the year ended December 31, 2012, the concession duty expense, which is recorded within materials and other in operating expenses, was $9.4 million, compared to $4.9 million and $4.1 million for the same periods in 2011 and 2010, respectively.
Litigation. The Company is a party to various legal proceedings and administrative actions, all of which, except as set forth below, are of an ordinary, routine nature and incidental to its operations. KCSM aggressively defends these matters and has established liability provisions, which management believes are adequate to cover expected costs. Although it is not possible to predict the outcome of any legal proceeding, in the opinion of management, other than those proceedings described in detail below, such proceedings and actions should not, individually, or in the aggregate, have a material adverse effect on the Company’s consolidated financial statements.
Environmental Liabilities. The Company’s operations are subject to Mexican federal and state laws and regulations relating to the protection of the environment through the establishment of standards for water discharge, water supply, emissions, noise pollution, hazardous substances and transportation and handling of hazardous and solid waste. The Mexican government may bring administrative and criminal proceedings, impose economic sanctions against companies that violate environmental laws and temporarily or even permanently close non-complying facilities.
The risk of incurring environmental liability is inherent in the railroad industry. As part of serving the petroleum and chemicals industry, the Company transports hazardous materials and has a professional team available to respond to and handle environmental issues that might occur in the transport of such materials.
The Company performs ongoing reviews and evaluations of the various environmental programs and issues within the Company’s operations and, as necessary, takes actions intended to limit the Company’s exposure to potential liability. Although these costs cannot be predicted with certainty, management believes that the ultimate outcome of identified matters will not have a material adverse effect on the Company’s consolidated financial statements.
Certain Disputes with Ferromex. KCSM and Ferromex use certain trackage rights, haulage rights and interline services (the “Services”) provided by each other. The rates to be charged after January 1, 2009, were agreed to pursuant to the Trackage Rights Agreement, dated February 9, 2010 (the “Trackage Rights Agreement”), between KCSM and Ferromex. The rates payable for these Services for the period beginning in 1998 through December 31, 2008, are still not resolved. KCSM is currently involved in discussions with Ferromex regarding the amounts payable to each other for the Services for this period. If KCSM cannot reach an agreement with Ferromex for rates applicable for Services provided prior to January 1, 2009, which are not subject to the Trackage Rights Agreement, the SCT is entitled to set the rates in accordance with Mexican law and regulations. KCSM and Ferromex both initiated administrative proceedings seeking a determination by the SCT of the rates that KCSM and Ferromex should pay each other in connection with the Services. The SCT issued rulings in 2002 and 2008 setting the rates for the Services, and both KCSM and Ferromex challenged these rulings. Although KCSM and Ferromex have challenged these matters based on different grounds and these cases continue to evolve, management believes the amounts recorded related to these matters are adequate.
While the outcome of these matters cannot be predicted with certainty, the Company does not believe, when resolved, that these disputes will have a material effect on its consolidated financial statements.
SCT Sanction Proceedings. On July 23, 2008, the SCT delivered notice to KCSM of proceedings against KCSM, claiming, among other things, that KCSM refused to grant Ferromex access to certain trackage over which Ferromex alleges it has trackage rights on six different occasions and thus denied Ferromex the ability to provide service to a Mexican subsidiary of a large U.S. auto manufacturer at this location. On July 15, 2010, the SCT resolved to consolidate these six sanction proceedings into a single proceeding, determining that the actions that motivated the underlying claims constitute a single occasion. On February 27, 2012, the SCT dismissed this proceeding on the basis that the extent of the Ferromex trackage rights had not been determined prior to the time KCSM refused Ferromex access.
Contractual Agreements. In the normal course of business, the Company enters into various contractual agreements related to commercial arrangements and the use of other railroads’ or governmental entities’ infrastructure needed for the operations of the business. The Company is involved or may become involved in certain disputes involving transportation rates, product loss or damage, charges, and interpretations related to these agreements. While the outcome of these matters cannot be predicted with certainty, the Company does not believe, when resolved, that these disputes will have a material effect on its consolidated financial statements.
Credit Risk. The Company continually monitors risks related to economic changes and certain customer receivables concentrations. Significant changes in customer concentration or payment terms, deterioration of customer creditworthiness or further weakening in economic trends could have a significant impact on the collectability of KCSM’s receivables and operating results. If the financial condition of KCSM’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company has recorded provisions for uncollectability based on its best estimate at December 31, 2012.

Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
In general, the Company enters into derivative transactions in certain situations based on management’s assessment of current market conditions and perceived risks. Management intends to respond to evolving business and market conditions and in doing so, may enter into such transactions as deemed appropriate.
Credit Risk. As a result of the use of derivative instruments, the Company is exposed to counterparty credit risk. The Company manages this risk by limiting its counterparties to large financial institutions which meet the Company’s credit rating standards and have an established banking relationship with the Company. As of June 30, 2013, the Company did not expect any losses as a result of default of its counterparties.
Foreign Currency Forward Contracts. The Company has net U.S. dollar-denominated liabilities (primarily debt) which, for Mexican income tax purposes, are subject to periodic revaluation based on changes in the value of the U.S. dollar against the Mexican peso. This revaluation creates fluctuations in the Company’s income tax expense and the amount of income taxes paid. During the first half of 2013, the Company entered into foreign currency forward contracts with an aggregate notional amount of $325.0 million to hedge its exposure to this risk. These contracts mature on December 31, 2013, and obligate the Company to purchase a total of Ps.4,202.3 million at a weighted average exchange rate of Ps.12.93 to each U.S. dollar. The Company has not designated these forward contracts as hedging instruments for accounting purposes. The foreign currency forward contracts are measured at fair value each period and any change in fair value is recognized in foreign exchange gain (loss) within the consolidated statements of comprehensive income (loss).
The following table presents the fair value of derivative instruments included in the consolidated balance sheets (in millions):

	Derivative Liability
	Balance Sheet Location	June 30, 2013	December 31, 2012
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Accounts payable and accrued liabilities	$5.0	$—
Total derivatives not designated as hedging instruments		5.0	—
Total derivative liability		$5.0	$—

The following table presents the amounts affecting the consolidated statements of comprehensive income (loss) for the three months ended June 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange loss	$(14.1)	$—
Total		$(14.1)	$—
The following table presents the amounts affecting the consolidated statements of comprehensive income (loss) for the six months ended June 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange loss	$(5.0)	$—
Total		$(5.0)	$—

Derivative Instruments
The Company does not engage in the trading of derivative financial instruments except where the Company’s objective is to manage the variability of forecasted fuel price risk. In general, the Company enters into derivative transactions in limited situations based on management’s assessment of current market conditions and perceived risks. However, management intends to respond to evolving business and market conditions and in doing so, may enter into such transactions more frequently as deemed appropriate.
Fuel Derivative Transactions. During the years ended December 31, 2012 and 2011 the Company did not enter into any fuel swap agreements. In the first quarter of 2010, the Company entered into fuel swap agreements to hedge 6.6 million gallons of diesel fuel purchases through the end of 2010 at an average swap price per gallon of $2.15, which were not designated as hedging instruments. For the year ended December 31, 2010, the Company recognized a gain of $0.4 million for fuel swap contracts which were not designated as hedging instruments in fuel expense in the consolidated statements of comprehensive income.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event
On January 30, 2013, the Company entered into a forward contract with a notional amount of $65.0 million to hedge its exposure to foreign currency risk. The contract obligates the Company to purchase a total of Ps.853.0 million at an exchange rate of Ps.13.12 to each U.S. dollar with a maturity date of December 31, 2013. The Company has not designated this forward contract as a hedging instrument for hedge accounting purposes. The Company will mark the contract to market at the end of each reporting period and recognize any foreign exchange gain or loss within the consolidated statements of comprehensive income.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Assets and liabilities recognized at fair value are required to be classified into a three-level hierarchy. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value in its entirety requires judgment and considers factors specific to the asset or liability.
The Company’s derivative financial instruments are measured at fair value on a recurring basis and consist of foreign currency forward contract agreements, which are classified as Level 2 instruments. The Company determines the fair value of its derivative financial instrument positions based upon pricing models using inputs observed from actively quoted markets and also takes into consideration the contract terms as well as other inputs, including forward interest rate curves and market currency exchange rates. The fair value of the foreign currency forward contract liabilities was $5.0 million as of June 30, 2013.
The Company’s short-term financial instruments include cash and cash equivalents, accounts receivable and accounts payable. The carrying value of the short-term financial instruments approximates their fair value.
The fair value of the Company’s debt, including related company debt, is estimated using quoted market prices when available. When quoted market prices are not available, fair value is estimated based on current market interest rates for debt with similar maturities and credit quality. The fair value of the Company’s debt was $1,152.8 million and $1,240.9 million at June 30, 2013 and December 31, 2012, respectively. The carrying value was $1,177.3 million and $1,135.1 million at June 30, 2013 and December 31, 2012, respectively. If the Company’s debt were measured at fair value, the fair value measurements of the individual debt instruments would have been classified as either Level 1 or Level 2 in the fair value hierarchy.

Significant Accounting Policies - (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation Policy
Principles of Consolidation. The accompanying consolidated financial statements are presented using the accrual basis of accounting and include the Company and its majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Certain prior year amounts have been reclassified to conform to the current year presentation.
The equity method of accounting is used for all entities in which the Company or its subsidiaries have significant influence, but not a controlling interest. The Company evaluates less-than-majority-owned investments for consolidation pursuant to consolidation and variable interest entity guidance. The Company does not have any less-than-majority-owned investments requiring consolidation.

Basis of Presentation Policy
Basis of Presentation. As a result of the organizational restructuring, KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. This market-based rate is determined by applying a percentage mark-up to amounts paid by KCSM Servicios to its employees and vendors. For comparative purposes, amounts paid to KCSM Servicios are classified according to the nature of the services provided to KCSM and the percentage mark-up portion of payments to KCSM Servicios is included within materials and other expense.

Use of Estimates Policy
Use of Estimates. The accounting and financial reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to the recoverability and useful lives of assets, litigation provisions and income taxes. Changes in facts and circumstances may result in revised estimates and actual results could differ from those estimates.

Segment Policy	Segments. KCSM is organized as a single business segment (railway) and currently operates within a single geographical area (Mexico).
Revenue Recognition Policy
Revenue Recognition. The Company recognizes freight revenue based upon the percentage of completion of a commodity movement as a shipment moves from origin to destination, with the related expense recognized as incurred. Other revenues, in general, are recognized when the product is shipped, as services are performed or contractual obligations are fulfilled.

Foreign Exhange Gain (Loss) Policy
Foreign Exchange Gain (Loss). For financial reporting purposes, KCSM and its subsidiaries maintain records in U.S. dollars, which is the functional currency. The dollar is the currency that reflects the economic substance of the underlying events and circumstances relevant to the entity. Monetary assets and liabilities denominated in pesos are remeasured into dollars using current exchange rates. The difference between the exchange rate on the date of the transaction and the exchange rate on the settlement date, or balance sheet date if not settled, is included in the income statement as foreign exchange gain or loss.

Cash Equivalents Policy	Cash Equivalents. Short-term liquid investments with an initial maturity of three months or less are classified as cash and cash equivalents.
Accounts Receivable Policy
Accounts Receivable, net. Accounts receivable are net of an allowance for uncollectible accounts as determined by historical experience and adjusted for economic uncertainties or known trends. Accounts are charged to the allowance when a customer enters bankruptcy, when an account has been transferred to a collection agent or submitted for legal action or when a customer is significantly past due and all available means of collection have been exhausted. At December 31, 2012 and 2011, the allowance for doubtful accounts was $0.2 million and $0.3 million, respectively. Bad debt expense was $0.1 million and$0.4 million for the years ended December 31, 2012 and 2011, respectively. For the year ended December 31, 2010, accounts receivable allowance recovery was $0.3 million.

Materials and Supplies Policy
Materials and Supplies. Materials and supplies consisting of diesel fuel, items to be used in the maintenance of rolling stock and items to be used in the maintenance or construction of road property are valued at average cost.

Derivative Instruments Policy
Derivative Instruments. Derivatives are measured at fair value and recorded on the balance sheet as either assets or liabilities. Changes in the fair value of derivatives are recorded either through current earnings or as other comprehensive income, depending on hedge designation. Gains and losses on derivative instruments classified as cash flow hedges are reported in other comprehensive income and are reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flow of the hedged item. The ineffective portion of all hedge transactions is recognized in current period earnings.

Property and Equipment (including Concession Assets) Policy
Property and Equipment (including Concession Assets). KCSM capitalizes costs for self-constructed additions and improvements to property including direct labor and material, indirect overhead costs, and interest during long-term construction projects. Direct costs are charged to capital projects based on the work performed and the material used. Indirect overhead costs are allocated to capital projects as a standard percentage, which is evaluated annually, and applied to direct labor and material costs. Asset removal activities are performed in conjunction with replacement activities; therefore, removal costs are estimated based on a standard percentage of direct labor and indirect overhead costs related to capital replacement projects. For purchased assets, all costs necessary to make the asset ready for its intended use are capitalized. Expenditures that significantly increase asset values, productive capacity, efficiency, safety or extend useful lives are capitalized. Repair and maintenance costs are expensed as incurred.
Property and equipment are carried at cost and are depreciated primarily on the group method of depreciation, which the Company believes closely approximates a straight line basis over the estimated useful lives of the assets measured in years. Technology assets and leasehold improvements are depreciated using the straight line method over the lesser of the estimated useful lives of the assets or the lease term. Costs incurred by the Company to acquire the concession rights and related assets, as well as subsequent improvements to the concession assets, are capitalized and amortized using the group method of depreciation over the lesser of the current expected Concession term, including probable renewal of an additional 50-year term, or the estimated useful lives of the assets and rights.
The group method of depreciation applies a composite rate to classes of similar assets rather than to individual assets. Composite depreciation rates are based upon the Company’s estimates of the expected average useful lives of assets as well as expected net salvage value at the end of their useful lives. In developing these estimates, the Company utilizes periodic depreciation studies performed by an independent engineering firm. Depreciation rate studies are performed at least every three years for equipment and at least every six years for road property (rail, ties, ballast, etc.). The depreciation studies take into account factors such as:

•	Statistical analysis of historical patterns of use and retirements of each asset class;

•	Evaluation of any expected changes in current operations and the outlook for the continued use of the assets;

•	Evaluation of technological advances and changes to maintenance practices; and

•	Historical and expected salvage to be received upon retirement.
The depreciation studies may also indicate that the recorded amount of accumulated depreciation is deficient or in excess of the amount indicated by the study. Any such deficiency or excess is amortized as a component of depreciation expense over the remaining useful lives of the affected asset class, as determined by the study. The Company also monitors these factors in non-study years to determine if adjustments should be made to depreciation rates. Any changes in depreciation rates are implemented prospectively.
During the year ended December 31, 2011, KCSM engaged an independent engineering firm to assist management in performing a depreciation study on its road property and equipment. The depreciation impacts of the study results were immaterial to 2011 financial results.
Effective as of October 1, 2010, the Company reduced depreciation rates on certain locomotive assets based on reassessment of the adequacy of the accumulated depreciation provisions. This change in accounting estimate reduced annual depreciation expense by $13.0 million in 2011 and 2012.
Also under the group method of depreciation, the cost of railroad property and equipment (net of salvage or sales proceeds) retired or replaced in the normal course of business is charged to accumulated depreciation with no gain or loss recognized. Actual historical costs are retired when available, such as with equipment costs. The use of estimates in recording the retirement of certain roadway assets is necessary as it is impractical to track individual, homogeneous network-type assets. For these types of assets, historical costs are estimated by (1) deflating current costs using inflation indices published by the U.S. Bureau of Labor Statistics and (2) the estimated useful life of the assets as determined by the depreciation studies. The indices applied to the replacement value are selected because they closely correlate with the major costs of the items comprising the roadway assets. Because of the number of estimates inherent in the depreciation and retirement processes and because it is impossible to precisely estimate each of these variables until a group of assets is completely retired, the Company continually monitors the estimated useful lives of its assets and the accumulated depreciation associated with each asset group to ensure the depreciation rates are appropriate. Gains or losses on dispositions of land or non-group property and abnormal retirements of railroad property are recognized through income. A retirement of railroad property would be considered abnormal if the cause of the retirement is unusual in nature and its actual life is significantly shorter than what would be expected for that group based on the depreciation studies. An abnormal retirement could cause the Company to re-evaluate the estimated useful life of the impacted asset class.
Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the long-lived assets, the carrying value would be reduced to the estimated fair value. Future cash flow estimates for an impairment review would be based on the lowest level of identifiable cash flows. During the years ended December 31, 2012 and 2011, management did not identify any indicators of impairment.

Goodwill Policy
Goodwill. Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. As of December 31, 2012 and 2011, the goodwill balance was $2.6 million, which is included in other assets in the consolidated balance sheet. Goodwill is not amortized, but is reviewed at least annually, or more frequently as indicators warrant, for impairment. An impairment loss would be recognized to the extent that the carrying amount exceeds the assets’ fair value. The Company performed its annual impairment review for goodwill as of November 30, 2012 and 2011, and concluded there was no impairment in 2012 or 2011.

Fair Value of Financial Instruments Policy
Fair Value of Financial Instruments. The Company’s short-term financial instruments include cash and cash equivalents, accounts receivable and accounts payable. The carrying value of the short-term financial instruments approximates fair value.
The fair value of the Company’s debt, including related company debt, is estimated using quoted market prices when available, which is classified as Level 1 in the fair value hierarchy. When quoted market prices are not available, fair value is estimated based on current market interest rates for debt with similar maturities and credit quality, which is classified as Level 2. The fair value of the Company’s debt was $1,240.9 million and $1,297.1 million at December 31, 2012 and 2011, respectively. The carrying value was $1,135.1 million and $1,219.5 million at December 31, 2012 and 2011, respectively. If the Company's debt was measured at fair value, the individual debt instruments would have been classified as either Level 1 or Level 2 in the fair value hierarchy.

Post-Employment Benefits Policy
Postemployment Benefits. Mexican law requires that the Company provide certain postemployment benefits to its Mexican union and non-union employees. These plans provide statutorily calculated benefits which are payable upon retirement, death, disability, and voluntary or involuntary termination to employees who meet applicable service requirements. Actuaries assist the Company in measuring the Company’s benefit obligation and the cost based upon the current plan provisions, employee demographics and assumptions about financial and demographic factors affecting the probability, timing and amount of expected future benefit payments. Significant assumptions include the discount rate, turnover and rate of increase in compensation levels. Actuarial gains and losses determined at the measurement date (typically December 31) are recognized immediately in the consolidated statements of comprehensive income.

Employee Statutory Profit Sharing Policy
Employees’ Statutory Profit Sharing. Mexican employees are statutorily entitled to receive statutory profit sharing. This payment is based on an employer’s net profit based on accounting principles as prescribed in Mexican law, rather than net profit based on U.S. GAAP.

Income Taxes Policy
Income Taxes. Deferred income tax effects of transactions reported in different periods for financial reporting and income tax return purposes are recorded under the liability method of accounting for income taxes. This method gives consideration to the future tax consequences of the deferred income tax items and immediately recognizes changes in income tax laws in the year of enactment.
The Company has recognized a deferred tax asset, net of a valuation allowance, for net operating loss carryovers. The Company projects sufficient future taxable income to realize the deferred tax asset recorded less the valuation allowance. These projections take into consideration assumptions about inflation rates, currency fluctuations, future income and future capital expenditures. If assumptions or actual conditions change, the deferred tax asset, net of the valuation allowance, will be adjusted to properly reflect the expected tax benefit.

Property and Equipment (including Concession Assets) - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plan and Equipment by Type
Property and equipment, including concession assets, and related accumulated depreciation and amortization are summarized below (in millions):

	June 30, 2013	December 31, 2012
Land	$76.9	$76.9
Concession land rights	141.2	141.2
Road property	2,297.0	2,244.1
Equipment	632.7	552.5
Technology and other	33.6	31.6
Construction in progress	47.6	50.4
Total property	3,229.0	3,096.7
Accumulated depreciation and amortization	611.1	574.4
Property and equipment (including concession assets), net	$2,617.9	$2,522.3

The following tables list the major categories of property and equipment, including concession assets, as well as the weighted-average composite depreciation rate for each category (in millions, except percentages):

As of December 31, 2012	Cost	Accumulated Depreciation	Net Book Value	Depreciation Rates for 2012
Land	$76.9	$—	$76.9	N/A
Concession land rights	141.2	(19.5)	121.7	1.0%
Grading	566.7	(85.3)	481.4	1.2%
Rail and other track material	484.6	(88.6)	396.0	2.7 - 4.0%
Ties	467.0	(93.7)	373.3	2.0 - 5.9%
Bridges and tunnels	249.6	(39.2)	210.4	1.5%
Ballast	192.7	(38.4)	154.3	3.9 - 6.7%
Other (a)	283.5	(66.3)	217.2	3.6%
Total road property	2,244.1	(411.5)	1,832.6	3.0%
Locomotives	462.0	(99.0)	363.0	4.4%
Freight cars	76.6	(25.1)	51.5	5.4%
Other equipment	13.9	(2.2)	11.7	10.4%
Total equipment	552.5	(126.3)	426.2	4.7%
Technology and other	31.6	(17.1)	14.5	17.0%
Construction in progress	50.4	—	50.4	N/A
Total property and equipment (including concession assets)	$3,096.7	$(574.4)	$2,522.3	N/A
____________________

(a)	Other includes signals, buildings and other road assets.

As of December 31, 2011	Cost	Accumulated Depreciation	Net Book Value	Depreciation Rates for 2011
Land	$76.2	$—	$76.2	N/A
Concession land rights	141.2	(18.0)	123.2	1.0%
Grading	565.9	(78.7)	487.2	1.2%
Rail and other track material	439.6	(70.8)	368.8	2.7 - 4.2%
Ties	427.8	(78.9)	348.9	2.0 - 6.0%
Bridges and tunnels	242.9	(35.6)	207.3	1.5%
Ballast	176.1	(29.8)	146.3	3.9 - 7.0%
Other (a)	240.0	(58.2)	181.8	3.7%
Total road property	2,092.3	(352.0)	1,740.3	3.0%
Locomotives	426.6	(80.7)	345.9	4.3%
Freight cars	52.3	(22.8)	29.5	5.5%
Other equipment	14.8	(1.6)	13.2	12.9%
Total equipment	493.7	(105.1)	388.6	4.7%
Technology and other	20.1	(13.7)	6.4	23.3%
Construction in progress	78.4	—	78.4	N/A
Total property and equipment (including concession assets)	$2,901.9	$(488.8)	$2,413.1	N/A
 ______________________

(a)	Other includes signals, buildings and other road assets.

Other Balance Sheet Captions - (Tables)	12 Months Ended
Dec. 31, 2012
Other Balance Sheet Captions [Abstract]
Schedule of Other Current Assets
Other Current Assets. Other current assets included the following items at December 31 (in millions):

	2012	2011
Prepaid expenses	48.1	40.1
Refundable taxes	30.8	31.8
Deferred employees’ statutory profit sharing asset	—	11.7
Other	0.1	0.3
Other current assets	$79.0	$83.9

Schedule of Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities. Accounts payable and accrued liabilities included the following items at December 31 (in millions):

	2012	2011
Accounts payable	$45.2	$69.1
Interest payable	15.3	15.5
Derailments and other claim provisions	6.9	14.4
Rents and leases payable	5.6	7.5
Income and other taxes	4.6	3.0
Accrued wages and vacation	3.7	16.2
Other	6.1	12.1
Accounts payable and accrued liabilities	$87.4	$137.8

Long-Term Debt - (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term debt at December 31 (in millions):

	2012	2011
Long-term debt:
Revolving credit facility, variable interest rate, due 2017	$—	$—
12½% senior notes, due 2016	95.0	94.3
8.0% senior notes, due 2018	296.9	296.5
6 5/8% senior notes, due 2020	185.0	185.0
6 1/8% senior notes, due 2021	200.0	200.0
5.737% financing agreement, due 2023	48.4	52.8
6.195% financing agreement, due 2023	37.4	40.9
9.310% loan agreements, due 2020	81.7	88.1
Capital lease obligations, due serially to 2017	9.8	1.5
Other debt obligations	2.6	3.9
Total	956.8	963.0
Less: Debt due within one year	18.8	17.2
Long-term debt	$938.0	$945.8

Schedule Of Future Minimum Payments For Long Term Debt, Capital And Operating Leases
Minimum annual payments and present value thereof under existing capital leases, other debt maturities and minimum annual rental commitments under non-cancelable operating leases are shown below (in millions):

Years	Long-Term Debt	Capital Leases			Total Debt	Operating Leases	Total
		Minimum Lease Payments	Less Interest	Net Present Value
2013	$16.4	$2.7	$0.3	$2.4	$18.8	$29.2	$48.0
2014	17.1	2.7	0.2	2.5	19.6	24.5	44.1
2015	16.7	2.7	0.2	2.5	19.2	17.0	36.2
2016	112.4	2.3	0.1	2.2	114.6	15.7	130.3
2017	18.3	0.2	—	0.2	18.5	8.6	27.1
Thereafter	766.1	—	—	—	766.1	57.3	823.4
Total	$947.0	$10.6	$0.8	$9.8	$956.8	$152.3	$1,109.1

Related Company Transactions - (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Balances
Balances and transactions with related companies included the following items at December 31 (in millions):

	2012	2011
Related company receivables:
Current:
KCSR (1)	$40.0	$6.6

Related company payables:
Current:
KCSM Servicios (2)	$3.5	$—
Superior Tie & Timber	1.6	0.7
FTVM	1.3	1.2
Servicios Ferroviarios Europeos	0.5	0.5
Nafta Rail	—	4.3
	$6.9	$6.7

Related company debt
Short term:
KCS (3)	$—	$39.0

Long term:
KCSR (4)	$112.8	$200.0
KCS (3)	65.5	17.5
	$178.3	$217.5

(1)	This balance is comprised primarily of receivables from KCSR originated in the normal course of business.

(2)	This balance is comprised primarily of employee services provided by KCSM Servicios.

(3)	The outstanding balance represents unsecured loan agreements with a wholly-owned subsidiary of KCS.

(4)
Notes payable to KCSR due no later than December 31, 2016, which bear interest at 1-year LIBOR plus 2.5%. These notes were issued in conjunction with the Company’s capital distributions. See Note 10 “Stockholders’ Equity.”

Schedule of Related Party Transactions
The most significant transactions with related parties are summarized as follows for the years ended December 31, (in millions):

	2012	2011	2010
Employee services	$(131.9)	$—	$—
Corporate expenses	(25.9)	(27.4)	(28.0)
Terminal expenses (1)	(16.1)	(12.4)	(10.4)
Interest expense, net	(8.2)	(0.8)	1.4
Software amortization	(2.6)	(2.6)	(2.6)
Other	(0.3)	(4.6)	(7.0)
____________________
(1) Terminal services are provided by FTVM and Nafta Rail.

Income Tax - (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Tax Expense. Income tax expense consists of the following components (in millions):

	2012	2011	2010
Current income tax	$22.8	$—	$—
Deferred income tax	106.8	48.6	31.3
Total income tax expense	$129.6	$48.6	$31.3

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at December 31 (in millions):

	2012	2011
Assets:
Loss carryovers	$26.9	$124.6
Inventories and provisions	34.1	45.6
Other, net	7.8	6.8
Gross deferred tax assets before valuation allowance	68.8	177.0
Valuation allowance on loss carryovers	(3.4)	(3.4)
Net deferred tax assets	65.4	173.6
Liabilities:
Property and equipment	(154.2)	(155.6)
Gross deferred tax liabilities	(154.2)	(155.6)
Net deferred tax asset (liability)	$(88.8)	$18.0

Schedule of Effective Income Tax Rate Reconciliation
Differences between the Company’s effective income tax rates and the Mexican statutory income tax rate of 30% follow (in millions):

	2012	2011	2010
Income tax expense using the statutory rate in effect	$96.2	$66.8	$28.5
Tax effect of:
Equity earnings from unconsolidated affiliates	(1.0)	(0.8)	(2.0)
Foreign exchange and inflation adjustments	35.7	(17.0)	15.3
Change in the Mexican federal tax rate	0.8	—	—
Change in valuation allowances	—	—	(8.3)
Sale of Mexrail	—	—	(4.3)
Other, net	(2.1)	(0.4)	2.1
Income tax expense	$129.6	$48.6	$31.3
Effective tax rate	40.4%	21.8%	32.9%

Postemployment Benefits - (Tables)	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Schedule of Net Benefit Costs
Components of the net cost (benefit) for the plan were as follows for the years ended December 31 (in millions):

	2012	2011	2010
Service cost	$0.3	$0.9	$1.3
Interest cost	0.3	0.9	1.4
Actuarial (gain) loss (i)	—	0.8	(7.6)
Foreign currency (gain) loss	0.5	(1.4)	0.9
Net periodic cost (benefit) recognized	$1.1	$1.2	$(4.0)

(i)	Net benefit costs above do not include a component for the amortization of actuarial gains or losses as the Company’s policy is to recognize such gains and losses immediately.

Schedule of Changes in Projected Benefit Obligation and Plan Assets
The following table reconciles the change in the benefit obligation for each of the years ended December 31 (in millions):

	2012	2011
Benefit obligation at beginning of year	$10.0	$10.4
Service cost	0.3	0.9
Interest cost	0.3	0.9
Actuarial (gain) loss	—	0.8
Foreign currency (gain) loss	0.5	(1.4)
Benefits paid	(0.9)	(1.6)
Benefit obligation transferred to KCSM Servicios	(10.2)	—
Benefit obligation at end of year	$—	$10.0
Funded status	$—	$(10.0)

Schedule of Assumptions Used
Weighted average assumptions used to determine the benefit obligation were as follows for the years ended December 31:

	2012	2011
Discount rate	—	8.00%
Rate of compensation increase	—	4.50%

Weighted average assumptions used to determine net benefit cost for the periods were as follows:

	For the Four Months Ended April 30, 2012	Year Ended December 31, 2011
Discount rate	8.00%	8.25%
Rate of compensation increase	4.50%	4.50%

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Consolidated Balance Sheets, Fair Value
The following table presents the fair value of derivative instruments included in the consolidated balance sheets (in millions):

	Derivative Liability
	Balance Sheet Location	June 30, 2013	December 31, 2012
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Accounts payable and accrued liabilities	$5.0	$—
Total derivatives not designated as hedging instruments		5.0	—
Total derivative liability		$5.0	$—

Schedule of Derivative Instruments, Gain (Loss) in Consolidated Statements of Comprehensive Income
The following table presents the amounts affecting the consolidated statements of comprehensive income (loss) for the three months ended June 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange loss	$(14.1)	$—
Total		$(14.1)	$—
The following table presents the amounts affecting the consolidated statements of comprehensive income (loss) for the six months ended June 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange loss	$(5.0)	$—
Total		$(5.0)	$—

Description of the Business - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended												12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 mi	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member] mi	Dec. 31, 2012 Tex-Mex [Member] KCSR [Member] mi	Dec. 31, 2012 Tex-Mex [Member] Mexrail [Member]	Dec. 31, 2012 KCSM Holdings [Member]	Dec. 31, 2012 Mexrail [Member] KCS [Member]	Dec. 31, 2012 FTVM [Member] Ferrosur [Member]	Dec. 31, 2012 FTVM [Member] Mexican Government [Member]	Dec. 31, 2012 HHH Mexico [Member]	Dec. 31, 2012 HHH Mexico [Member] Nafta Rail [Member]	Dec. 31, 2010 Mexrail [Member]	Jun. 10, 2010 Mexrail [Member]	Jun. 10, 2010 Mexrail [Member] KCS [Member]	Dec. 31, 2012 FTVM [Member]	Dec. 31, 2011 FTVM [Member]	Dec. 31, 2010 FTVM [Member]	Dec. 31, 2012 FTVM [Member] Ferromex [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total number of rail route miles					3,200
Ownership Interests:
Total number of trackage rights (in miles)								700
Total length of track combined with other parties (in miles)									6,300
Equity method investment, ownership percentage											100.00%				99.99%		49.00%	49.00%		25.00%
Equity method investment, ownership percentage of other parties										100.00%		51.00%	25.00%	25.00%		0.01%							25.00%
Income from equity method investments	$ 0.4	$ 0.7	$ 1.1	$ 1.5	$ 3.2	$ 2.8	$ 6.6										$ 3.4			$ 3.2	$ 2.8	$ 3.2
Proceeds from sale of Mexrail, Inc.					0	0	41												41
Gain on sale of Mexrail, Inc.					0	0	0.7												0.7
Tax benefit due to excess tax over book basis in investment																			4.3
Cash dividends from equity method investments			$ 1.5	$ 2.3	$ 2.3	$ 2.3	$ 1.5													$ 2.3	$ 2.3	$ 1.5
Additional concession renewal period					50 years
Initial percentage of gross revenue payable under railroad Concession to Mexican government			0.50%		0.50%
Initial period of time for payments due under railroad Concession to Mexican government			15 years		15 years
Date the percentage of revenue payable to the Mexican government increases under the Concession			Jun 24, 2012		Jun 24, 2012
Percentage of gross revenue payable under railroad Concession to Mexican government after initial fifteen year period			1.25%		1.25%
Term of labor agreement with Mexican Railroad Union					50 years
Percentage of employees covered by labor agreement					80.00%

Significant Accounting Policies - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0.2	$ 0.3
Bad debt expense	0.1	0.4
Accounts receivable allowance recovery			0.3
Goodwill	$ 2.6	$ 2.6

Significant Accounting Policies - Property and Equipment (including Concession Assets) (Details) (Depreciation Rates [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation Rates [Member]
Change in Accounting Estimate [Line Items]
Income statement impact due to a change in accounting estimate	$ (13)	$ (13)

Significant Accounting Policies - Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of company's debt	$ 1,177.3	$ 1,135.1	$ 1,219.5
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of company's debt	$ 1,152.8	$ 1,240.9	$ 1,297.1

Elimination of Deferred Statutory Profit Sharing Liability, Net - (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring and Related Activities [Line Items]
Net reduction to operating expense as a result of the organizational restructuring	$ 0	$ 43	$ 0	$ 43	$ 43	$ 0	$ 0
Elimination of deferred statutory profit sharing liability			0	47.8	47.8	0	0
Organizational Restructuring [Member]
Restructuring and Related Activities [Line Items]
Net reduction to operating expense as a result of the organizational restructuring		43
Elimination of deferred statutory profit sharing liability		47.8
Transaction costs of organizational restructuring		$ 4.8

Insurance Recoveries - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Hurricane Alex [Member]
Insurance Recoveries [Line Items]
Gain on insurance recoveries related to hurricane damage	$ 0	$ 14.8	$ 0	$ 14.8

Property and Equipment (including Concession Assets) - (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 3,096.7		$ 2,901.9		$ 3,229
Accumulated depreciation	(574.4)		(488.8)		(611.1)
Net book value	2,522.3		2,413.1		2,617.9
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	76.9		76.2		76.9
Accumulated depreciation	0		0
Net book value	76.9		76.2
Concession Land Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	141.2		141.2		141.2
Accumulated depreciation	(19.5)		(18)
Net book value	121.7		123.2
Depreciation rates	1.00%		1.00%
Road property [Member]
Property, Plant and Equipment [Line Items]
Cost	2,244.1		2,092.3		2,297
Accumulated depreciation	(411.5)		(352)
Net book value	1,832.6		1,740.3
Depreciation rates	3.00%		3.00%
Grading [Member]
Property, Plant and Equipment [Line Items]
Cost	566.7		565.9
Accumulated depreciation	(85.3)		(78.7)
Net book value	481.4		487.2
Depreciation rates	1.20%		1.20%
Rail and Other Track Material [Member]
Property, Plant and Equipment [Line Items]
Cost	484.6		439.6
Accumulated depreciation	(88.6)		(70.8)
Net book value	396		368.8
Rail and Other Track Material [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	2.70%		2.70%
Rail and Other Track Material [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	4.00%		4.20%
Ties [Member]
Property, Plant and Equipment [Line Items]
Cost	467		427.8
Accumulated depreciation	(93.7)		(78.9)
Net book value	373.3		348.9
Ties [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	2.00%		2.00%
Ties [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	5.90%		6.00%
Bridges and Tunnels [Member]
Property, Plant and Equipment [Line Items]
Cost	249.6		242.9
Accumulated depreciation	(39.2)		(35.6)
Net book value	210.4		207.3
Depreciation rates	1.50%		1.50%
Ballast [Member]
Property, Plant and Equipment [Line Items]
Cost	192.7		176.1
Accumulated depreciation	(38.4)		(29.8)
Net book value	154.3		146.3
Ballast [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	3.90%		3.90%
Ballast [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rates	6.70%		7.00%
Other [Member]
Property, Plant and Equipment [Line Items]
Cost	283.5	[1]	240	[1]
Accumulated depreciation	(66.3)	[1]	(58.2)	[1]
Net book value	217.2	[1]	181.8	[1]
Depreciation rates	3.60%	[1]	3.70%	[1]
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	552.5		493.7		632.7
Accumulated depreciation	(126.3)		(105.1)
Net book value	426.2		388.6
Depreciation rates	4.70%		4.70%
Locomotives [Member]
Property, Plant and Equipment [Line Items]
Cost	462		426.6
Accumulated depreciation	(99)		(80.7)
Net book value	363		345.9
Depreciation rates	4.40%		4.30%
Freight Cars [Member]
Property, Plant and Equipment [Line Items]
Cost	76.6		52.3
Accumulated depreciation	(25.1)		(22.8)
Net book value	51.5		29.5
Depreciation rates	5.40%		5.50%
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13.9		14.8
Accumulated depreciation	(2.2)		(1.6)
Net book value	11.7		13.2
Depreciation rates	10.40%		12.90%
Technology and Other [Member]
Property, Plant and Equipment [Line Items]
Cost	31.6		20.1		33.6
Accumulated depreciation	(17.1)		(13.7)
Net book value	14.5		6.4
Depreciation rates	17.00%		23.30%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	50.4		78.4		47.6
Accumulated depreciation	0		0
Net book value	$ 50.4		$ 78.4

[1]	Other includes signals, buildings and other road assets.

Property and Equipment (including Concession Assets) - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Accumulated amortization	$ 437.3		$ 437.3		$ 413.3	$ 347.1
Concession assets, net of accumulated amortization	1,942.8		1,942.8		1,916.5	1,855.1
Depreciation and amortization	$ 25.3	$ 22.4	$ 49.9	$ 44.5	$ 91.3	$ 86.8	$ 94

Other Balance Sheet Captions - Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Balance Sheet Captions [Abstract]
Prepaid expenses		$ 48.1	$ 40.1
Refundable taxes		30.8	31.8
Deferred employees' statutory profit sharing asset		0	11.7
Other		0.1	0.3
Other current assets	$ 97.5	$ 79	$ 83.9

Other Balance Sheet Captions - Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Balance Sheet Captions [Abstract]
Accounts payable		$ 45.2	$ 69.1
Interest payable		15.3	15.5
Derailments and other claim provisions		6.9	14.4
Rents and leases payable		5.6	7.5
Income and other taxes		4.6	3
Accrued wages and vacation		3.7	16.2
Other		6.1	12.1
Accounts payable and accrued liabilities	$ 95.2	$ 87.4	$ 137.8

Long-Term Debt - Schedule of Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt obligations		$ 947
Total		956.8	963
Less: Debt due within one year	19.2	18.8	17.2
Long-term debt	989	938	945.8
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt obligations		0	0
Senior Notes [Member] | 12 1/2% Senior Notes, Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		95	94.3
Senior Notes [Member] | 8.0% Senior Notes, Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		296.9	296.5
Senior Notes [Member] | 6 5/8% Senior Notes, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		185	185
Senior Notes [Member] | 6 1/8% Senior Notes, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		200	200
Secured Debt [Member] | 5.737% Financing Agreement, Due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		48.4	52.8
Secured Debt [Member] | 6.195% Financing Agreement, Due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		37.4	40.9
Secured Debt [Member] | 9.310% Loan Agreements, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt obligations		81.7	88.1
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital lease obligations		9.8	1.5
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term debt obligations		$ 2.6	$ 3.9

Long-Term Debt - Lease and Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Rental expenses under operating leases	$ 38.3	$ 46.6	$ 53.7
Long-Term Debt
Long-term Debt, Payments Due in 2013	16.4
Long-term Debt, Payments Due in 2014	17.1
Long-term Debt, Payments Due in 2015	16.7
Long-term Debt, Payments Due in 2016	112.4
Long-term Debt, Payments Due in 2017	18.3
Long-term Debt, Payments Due Thereafter	766.1
Total Long-Term Debt	947
Capital Leases, Minimum Lease Payments
Capital Leases, Minimum Payments Due in 2013	2.7
Capital Leases, Minimum Payments Due in 2014	2.7
Capital Leases, Minimum Payments Due in 2015	2.7
Capital Leases, Minimum Payments Due in 2016	2.3
Capital Leases, Minimum Payments Due in 2017	0.2
Capital Leases, Minimum Payments Due Thereafter	0
Capital Leases, Minimum Lease Payments Total Due	10.6
Capital Leases, Minimum Interest Payments
Capital Leases Minimum Interest Payments Due in 2013	0.3
Capital Leases Minimum Interest Payments Due in 2014	0.2
Capital Leases Minimum Interest Payments Due in 2015	0.2
Capital Leases Minimum Interest Payments Due in 2016	0.1
Capital Leases Minimum Interest Payments Due in 2017	0
Capital Leases Minimum Interest Payments Due Thereafter	0
Capital Leases Minimum Interest Payments Total Due	0.8
Capital Leases, Net Present Value
Capital Leases, Net Present Value Due in 2013	2.4
Capital Leases, Net Present Value Due in 2014	2.5
Capital Leases, Net Present Value Due in 2015	2.5
Capital Leases, Net Present Value Due in 2016	2.2
Capital Leases, Net Present Value Due in 2017	0.2
Capital Leases, Net Present Value Due Thereafter	0
Capital Leases, Net Present Value Total Due	9.8
Total Debt
Total Debt Due in 2013	18.8
Total Debt Due in 2014	19.6
Total Debt Due in 2015	19.2
Total Debt Due in 2016	114.6
Total Debt Due in 2017	18.5
Total Debt Due Thereafter	766.1
Total	956.8	963
Operating Leases, Minimum Lease Payments
Operating Leases, Minimum Lease Payments Due in 2013	29.2
Operating Leases, Minimum Lease Payments Due in 2014	24.5
Operating Leases, Minimum Lease Payments Due in 2015	17
Operating Leases, Minimum Lease Payments Due in 2016	15.7
Operating Leases, Minimum Lease Payments Due in 2017	8.6
Operating Leases, Minimum Lease Payments Due Thereafter	57.3
Operating Leases, Future Minimum Payments Total Due	152.3
Total Leases and Debt Maturities
Total Leases and Debt Maturities Due in 2013	48
Total Leases and Debt Maturities Due in 2014	44.1
Total Leases and Debt Maturities Due in 2015	36.2
Total Leases and Debt Maturities Due in 2016	130.3
Total Leases and Debt Maturities Due in 2017	27.1
Total Leases and Debt Maturities Due Thereafter	823.4
Total Leases and Debt Maturities Total Due	$ 1,109.1

Long-Term Debt - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended						1 Months Ended	0 Months Ended		2 Months Ended	1 Months Ended	0 Months Ended		2 Months Ended	1 Months Ended	0 Months Ended																0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended
	May 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2013 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Dec. 20, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Jun. 04, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Mar. 30, 2009 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Apr. 10, 2013 Senior Notes [Member] 8.0% Senior Notes, Due 2018 [Member]	Jan. 22, 2010 Senior Notes [Member] 8.0% Senior Notes, Due 2018 [Member]	May 08, 2013 Senior Notes [Member] 8.0% Senior Notes, Due 2018 [Member]	Apr. 10, 2013 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	Dec. 20, 2010 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	Jun. 26, 2013 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	May 08, 2013 Senior Notes [Member] 6 5/8% Senior Notes, Due 2020 [Member]	Apr. 10, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	May 20, 2011 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	Jun. 26, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	May 08, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member]	Jul. 02, 2013 Senior Notes [Member] 6 1/8% Senior Notes, Due 2021 [Member] Subsequent Event [Member]	May 03, 2013 Senior Notes [Member] 2.35% Senior Notes Due May 15, 2020 [Member]	May 03, 2013 Senior Notes [Member] 2.35% Senior Notes Due May 15, 2020 [Member] Debt Instrument, Redemption, Period One [Member]	May 03, 2013 Senior Notes [Member] 2.35% Senior Notes Due May 15, 2020 [Member] Debt Instrument, Redemption, Period Two [Member]	May 03, 2013 Senior Notes [Member] 3.0% Senior Notes Due May 15, 2023 [Member]	May 03, 2013 Senior Notes [Member] 3.0% Senior Notes Due May 15, 2023 [Member] Debt Instrument, Redemption, Period One [Member]	May 03, 2013 Senior Notes [Member] 3.0% Senior Notes Due May 15, 2023 [Member] Debt Instrument, Redemption, Period Two [Member]	Jan. 22, 2010 Senior Notes [Member] 9 3/8% Senior Notes [Member]	Jun. 07, 2011 Senior Notes [Member] 7 5/8% Senior Notes [Member]	Dec. 20, 2010 Senior Notes [Member] 7 5/8% Senior Notes [Member]	Jun. 07, 2011 Senior Notes [Member] 7 3/8% Senior Notes [Member]	May 16, 2007 Senior Notes [Member] 7 3/8% Senior Notes [Member]	Apr. 02, 2013 Revolving Credit Facility [Member]	Jun. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Aug. 30, 2010 Revolving Credit Facility [Member] 2010 Credit Agreement [Member]	Aug. 30, 2010 Revolving Credit Facility [Member] 2010 Credit Agreement [Member] Letter of Credit [Member]	Aug. 30, 2010 Revolving Credit Facility [Member] 2010 Credit Agreement [Member] Swing Line Facility [Member]	Sep. 30, 2011 Revolving Credit Facility [Member] 2011 Credit Agreement [Member]	Sep. 30, 2011 Revolving Credit Facility [Member] 2011 Credit Agreement [Member] Letter of Credit [Member]	Sep. 30, 2011 Revolving Credit Facility [Member] 2011 Credit Agreement [Member] Swing Line Facility [Member]	Nov. 29, 2012 Revolving Credit Facility [Member] 2012 Credit Agreement [Member]	Nov. 29, 2012 Revolving Credit Facility [Member] 2012 Credit Agreement [Member] LIBOR Plus Percent [Member] Maximum [Member]	Jun. 30, 2013 Unsecured Loans Payable [Member] Revolving Agreement [Member] KCSR [Member]	Jun. 07, 2013 Unsecured Loans Payable [Member] Revolving Agreement [Member] KCSR [Member]	Feb. 26, 2008 Secured Debt [Member] 5.737% Financing Agreement, Due 2023 [Member] payments locomotives	Sep. 24, 2008 Secured Debt [Member] 6.195% Financing Agreement, Due 2023 [Member] payments locomotives	Sep. 01, 2011 Secured Debt [Member] 9.310% Loan Agreements, Due 2020 [Member] payments agreements locomotives
Long-term debt:
Gross amount of debt purchased and redeemed									$ 98.1	$ 31.9	$ 70				$ 237.2			$ 4	$ 181			$ 7.9	$ 149.7	$ 1							$ 290	$ 32.4	$ 142.6	$ 165
Debt instrument, stated interest rate									12.50%			12.50%	8.00%	8.00%		6.63%	6.63%			6.13%	6.13%				2.35%			3.00%			9.38%		7.63%	7.38%																5.74%	6.20%	9.31%
Debt instrument, maturity date									Apr 1, 2016			Apr 1, 2016	Feb 1, 2018	Feb 1, 2018		Dec 15, 2020	Dec 15, 2020			Jun 15, 2021	Jun 15, 2021				May 15, 2020			May 15, 2023			May 1, 2012		Dec 1, 2013		Jun 1, 2014															Feb 28, 2023	Sep 29, 2023	Dec 15, 2020
Redemption price expressed as percent of principal amount									106.25%																	100.00%	100.00%		100.00%	100.00%
Additional borrowings under revolving credit facility																																				65
Principal amount of debt												200		300			185				200				275			450																						72.8	52.2	18.2
Debt instrument, discount												11		4.3											0.3			1.9
Debt instrument, yield to maturity												13.75%		8.25%											2.37%			3.05%
Date which Senior Notes may be redeemed prior to																										Apr 15, 2020			Feb 15, 2023
Percentage points added to the reference rate																										0.20%			0.20%																		1.75%
Date on or after which the Senior Notes may be redeemed prior to																											Apr 15, 2020			Feb 15, 2023
Credit facility, amount outstanding																																					10	0	0									52.5
Credit facility maximum borrowing capacity																																								100	10	10	200	15	15				100
Revolving agreement weighted average interest rate																																																1.48%
Debt retirement costs		(109.9)	0	(109.9)	0	(0.5)	(10.3)	(52.5)
Credit facility term																																								3 years
Credit facility expiration date																																											Sep 30, 2016			Nov 15, 2017
Debt instrument, optional call date												Apr 1, 2013		Feb 1, 2014			Dec 15, 2015				Jun 15, 2016
Redemption price expressed as a percent of principal amount at end of fourth year												106.25%		104.00%
Redemption price expressed as a percent of principal amount at end of fifth year												103.13%		102.00%			103.31%				103.06%
Redemption price expressed as a percent of principal amount at end of sixth year												100.00%		100.00%			102.21%				102.04%
Percentage of principal amount redeemable prior to maturity												35.00%		35.00%			35.00%				35.00%
Debt instrument, call date, earliest												Apr 1, 2012		Feb 1, 2013			Dec 15, 2013				Jun 15, 2014
Shares issued from KCS common stock offering	5.8
Proceeds from common stock issuance	214.9
Proceeds from capital contributions from KCS	95
Redemption price expressed as a percent of principal amount prior to maturity date																	101.00%				101.00%
Redemption price expressed as a percent of principal amount at end of seventh year																	101.10%				101.02%
Redemption price expressed as a percent of principal amount at end of eighth year																	100.00%				100.00%
Redemption price expressed as a percent of principal at earliest call date																	106.63%				106.13%
Percentage of purchase price financed																																																		85.00%	80.00%	88.00%
Number of locomotives purchased																																																		40	29	75
Debt instrument, number of of principal payments																																																		30	60	38
Debt instrument, amount of periodic principal payments																																																		$ 2.4
Debt instrument, number of loan agreements																																																				5
Debt instrument, number of irrevocable trusts																																																				5

Related Company Transactions - Balances (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 KCSR [Member]		Dec. 31, 2011 KCSR [Member]		Dec. 31, 2012 KCSR [Member] Unsecured Notes Payable [Member] Maximum [Member]	Dec. 31, 2012 KCSR [Member] Unsecured Notes Payable [Member] LIBOR Plus Percent [Member] Maximum [Member]	Dec. 31, 2012 KCSM Servicios [Member]		Dec. 31, 2011 KCSM Servicios [Member]		Dec. 31, 2012 Superior Tie & Timber [Member]	Dec. 31, 2011 Superior Tie & Timber [Member]	Dec. 31, 2012 FTVM [Member]	Dec. 31, 2011 FTVM [Member]	Dec. 31, 2012 Servicios Ferroviarios Europeos [Member]	Dec. 31, 2011 Servicios Ferroviarios Europeos [Member]	Dec. 31, 2012 Nafta Rail [Member]	Dec. 31, 2011 Nafta Rail [Member]	Dec. 31, 2012 KCS [Member]		Dec. 31, 2011 KCS [Member]
Related Party Transaction [Line Items]
Related company receivables	$ 0.2	$ 40	$ 6.6	$ 40	[1]	$ 6.6	[1]
Related company payables		6.9	6.7							3.5	[2]	0	[2]	1.6	0.7	1.3	1.2	0.5	0.5	0	4.3
Related company debt, short-term		0	39																			0	[3]	39	[3]
Related company debt, long-term	$ 169.1	$ 178.3	$ 217.5	$ 112.8	[4]	$ 200	[4]															$ 65.5	[3]	$ 17.5	[3]
Debt instrument, maturity date								Dec 31, 2016
Percentage points added to the reference rate									2.50%

[1]	This balance is comprised primarily of receivables from KCSR originated in the normal course of business.
[2]	This balance is comprised primarily of employee services provided by KCSM Servicios.
[3]	The outstanding balance represents unsecured loan agreements with a wholly-owned subsidiary of KCS.
[4]	Notes payable to KCSR due no later than December 31, 2016, which bear interest at 1-year LIBOR plus 2.5%. These notes were issued in conjunction with the Company’s capital distributions. See Note 10 “Stockholders’ Equity.”

Related Company Transactions - Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Employee Services [Member]
Related Party Transaction [Line Items]
Related company transaction	$ (131.9)		$ 0		$ 0
Corporate Expenses [Member]
Related Party Transaction [Line Items]
Related company transaction	(25.9)		(27.4)		(28)
Terminal Expense [Member]
Related Party Transaction [Line Items]
Related company transaction	(16.1)	[1]	(12.4)	[1]	(10.4)	[1]
Interest Expense, Net [Member]
Related Party Transaction [Line Items]
Related company transaction	(8.2)		(0.8)		1.4
Software Amortization [Member]
Related Party Transaction [Line Items]
Related company transaction	(2.6)		(2.6)		(2.6)
Other Expense [Member]
Related Party Transaction [Line Items]
Related company transaction	$ (0.3)		$ (4.6)		$ (7)

[1]	Terminal services are provided by FTVM and Nafta Rail.

Related Company Transactions - (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] Loan Agreement [Member]	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] Loan Agreement [Member] Loan Agreement 2009 [Member]	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] Loan Agreement [Member] Additional Amount [Member]	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] LIBOR Plus Percent [Member] Loan Agreement [Member]	Sep. 26, 2011 Wholly-owned Subsidiary of KCS [Member] Loans Payable [Member] 2011 Loan Agreement [Member]	Dec. 31, 2012 KCS [Member] Management Services Agreement Charges [Member]	Dec. 31, 2011 KCS [Member] Management Services Agreement Charges [Member]	Dec. 31, 2010 KCS [Member] Management Services Agreement Charges [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2014 [Member]	Dec. 31, 2012 KCSR [Member] Services Expense, Through 2014 [Member]	Dec. 31, 2012 KCSR [Member] Services Expense, Through 2014 [Member] Other Current Assets [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2014 [Member] Other Current Assets [Member]	Dec. 31, 2012 KCSR [Member] Services Expense, Through 2014 [Member] Other Assets [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2014 [Member] Other Assets [Member]	Dec. 31, 2010 KCSR [Member] Services Expense, Through 2011 [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2011 [Member] Other Current Assets [Member]	Dec. 31, 2011 KCSR [Member] Inventory Expense [Member]	Dec. 31, 2012 KCSR [Member] Inventory Expense [Member] Other Current Assets [Member]	Dec. 31, 2011 KCSR [Member] Inventory Expense [Member] Other Current Assets [Member]	Dec. 31, 2012 KCSM Servicios [Member] Employee Services Agreement Charges [Member]	Dec. 31, 2011 Nafta Rail [Member] Terminal Services, Through 2016 [Member]	Dec. 31, 2012 Nafta Rail [Member] Terminal Services, Through 2016 [Member]	Dec. 31, 2012 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Current Assets [Member]	Dec. 31, 2011 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Current Assets [Member]	Dec. 31, 2012 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Assets [Member]	Dec. 31, 2011 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Assets [Member]
Related Party Transaction [Line Items]
Debt instrument, maximum borrowing capacity						$ 350,000,000
Debt instrument, maturity date						Sep 30, 2017				Sep 30, 2016
Principal amount of debt						48,000,000	39,000,000	9,000,000
Percentage points added to the reference rate									2.00%	2.30%
Related company transaction											25,900,000	27,400,000	28,000,000												131,900,000
Proceeds from issuance of related company debt	52,500,000	0	9,000,000	17,500,000	17,400,000					17,500,000
Prepaid expense transactions														78,200,000						18,400,000		3,000,000				22,300,000
Prepayment discount rate														3.50%						3.50%						3.50%
Prepaid expense														$ 78,200,000	$ 48,500,000	$ 28,400,000	$ 28,000,000	$ 20,100,000	$ 50,200,000		$ 0		$ 1,300,000	$ 3,000,000		$ 20,900,000	$ 15,800,000	$ 5,100,000	$ 5,400,000	$ 10,700,000	$ 15,500,000

Income Tax - Income Tax Schedule of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current income tax					$ 22.8	$ 0	$ 0
Deferred income tax			3.8	45.8	106.8	48.6	31.3
Income tax expense (benefit)	$ (13.1)	$ 36.8	$ 14.3	$ 64	$ 129.6	$ 48.6	$ 31.3

Income Tax - Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Loss carryovers	$ 26.9	$ 124.6
Inventories and provisions	34.1	45.6
Other, net	7.8	6.8
Gross deferred tax assets before valuation allowance	68.8	177
Valuation allowance on loss carryovers	(3.4)	(3.4)
Net deferred tax assets	65.4	173.6
Liabilities:
Property and equipment	(154.2)	(155.6)
Gross deferred tax liabilities	(154.2)	(155.6)
Net deferred tax asset	$ (88.8)	$ 18

Income Tax - Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Income tax expense using the statutory rate in effect					$ 96.2	$ 66.8	$ 28.5
Tax effect of:
Equity earnings from unconsolidated affiliates					(1)	(0.8)	(2)
Foreign exchange and inflation adjustments					35.7	(17)	15.3
Change in the Mexican federal tax rate					0.8	0	0
Change in valuation allowances					0	0	(8.3)
Sale of Mexrail					0	0	(4.3)
Other, net					(2.1)	(0.4)	2.1
Income tax expense (benefit)	$ (13.1)	$ 36.8	$ 14.3	$ 64	$ 129.6	$ 48.6	$ 31.3
Effective tax rate					40.40%	21.80%	32.90%
Mexico Federal Tax [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate					30.00%

Income Tax - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Asset Tax Credit Carryover Expiring in 2017 [Member]	Dec. 31, 2011 Tax Credit Carryover Expiring in 2015	Dec. 31, 2012 Mexico Federal Tax [Member]	Dec. 17, 2012 Years 2012 and 2013 [Member] Mexico Federal Tax [Member]	Dec. 17, 2012 Year 2014 [Member] Mexico Federal Tax [Member]	Dec. 17, 2012 Year 2015 [Member] Mexico Federal Tax [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate						30.00%	30.00%	29.00%	28.00%
Change in the Mexican federal tax rate	$ 0.8	$ 0	$ 0
Tax Carryovers
Net operating loss carryovers, amount					94.8
Tax credit carryover, amount				6.8
Valuation allowance on loss carryovers	$ 3.4	$ 3.4

Stockholders' Equity - (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2013 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Dec. 20, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Jun. 04, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Mar. 30, 2009 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Dec. 31, 2011 Unsecured Notes Payable [Member] Capital Distribution [Member] KCSR [Member]	Dec. 31, 2011 Unsecured Notes Payable [Member] Capital Distribution [Member] KCSR [Member] LIBOR Plus Percent [Member]	Dec. 31, 2012 Class I [Member]	Dec. 21, 2012 Class II [Member]	Jun. 04, 2010 Class II [Member]	Dec. 31, 2012 Class II [Member]
Class of Stock [Line Items]
Capital stock with no withdrawal rights (in shares)										600,000
Common stock shares outstanding, variable portion													4,784,910,235
Outstanding common stock (in shares)	4,785,510,235	4,785,510,235
Pro-rata contribution of common stock	$ 18.8	$ 0	$ 95								$ 18.8	$ 95
Extinguishment of debt, amount				98.1	31.9	70
Debt instrument, stated interest rate				12.50%			12.50%
Authorized amount of capital distribution		335
Pro-rata distributions of common stock	0	135	0
Notes Payable, related companies								$ 200
Debt instrument, maturity date				Apr 1, 2016			Apr 1, 2016	Dec 31, 2016
Percentage points added to the reference rate									2.50%

Postemployment Benefits - Components of Net Benefits and Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Components of net benefit and costs:
Service cost	$ 0.3		$ 0.9		$ 1.3
Interest cost	0.3		0.9		1.4
Actuarial (gain) loss	0	[1]	0.8	[1]	(7.6)	[1]
Foreign currency (gain) loss	0.5		(1.4)		0.9
Net periodic cost (benefit) recognized	$ 1.1		$ 1.2		$ (4)

[1]	Net benefit costs above do not include a component for the amortization of actuarial gains or losses as the Company’s policy is to recognize such gains and losses immediately.

Postemployment Benefits - Change in Benefit Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	$ 10		$ 10.4
Service cost	0.3		0.9		1.3
Interest cost	0.3		0.9		1.4
Actuarial (gain) loss	0	[1]	0.8	[1]	(7.6)	[1]
Foreign currency (gain) loss	0.5		(1.4)		0.9
Benefits paid	(0.9)		(1.6)
Benefit obligation transferred to KCSM Servicios	(10.2)		0
Benefit obligation at end of year	0		10		10.4
Funded status	$ 0		$ (10)

[1]	Net benefit costs above do not include a component for the amortization of actuarial gains or losses as the Company’s policy is to recognize such gains and losses immediately.

Postemployment Benefits - Weighted Average Assumptions Used for Benefit Obligations (Details)	Dec. 31, 2012	Dec. 31, 2011
Postemployment Benefits [Abstract]
Discount rate	0.00%	8.00%
Rate of compensation increase	0.00%	4.50%

- Weighted Average Assumptions Used for Benefit Obligations (Details)	4 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2011
Postemployment Benefits [Abstract]
Discount rate	8.00%	8.25%
Rate of compensation increase	4.50%	4.50%

Commitments and Contingencies - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment and Contingencies [Line Items]
Total period of time for payments due under railroad Concession to Mexican government			50 years
Initial percentage of gross revenue payable under railroad Concession to Mexican government			0.50%		0.50%
Initial period of time for payments due under railroad Concession to Mexican government			15 years		15 years
Date the percentage of revenue payable to the Mexican government increases under the Concession			Jun 24, 2012		Jun 24, 2012
Percentage of gross revenue payable under railroad Concession to Mexican government after initial fifteen year period			1.25%		1.25%
Materials and Other Expense [Member]
Commitment and Contingencies [Line Items]
Concession duty expense	$ 3.4	$ 1.4	$ 6.8	$ 2.7	$ 9.4	$ 4.9	$ 4.1

Derivative Instruments - Fair Value of Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 5	$ 0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	5	0
Foreign Currency Forward Contract [Member] | Not Designated as Hedging Instrument [Member] | Accounts Payable and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 5	$ 0

Derivative Instruments - Derivative Instruments Affecting the Consolidated Statements of Comprehensive Income (Loss) (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivative	$ (14.1)	$ 0	$ (5)	$ 0
Foreign Currency Forward Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivative	$ (14.1)	$ 0	$ (5)	$ 0

Derivative Instruments - (Narrative) (Details) (Not Designated as Hedging Instrument [Member]) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended					12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Foreign Currency Forward Contract [Member] USD ($)	Jun. 30, 2013 Foreign Currency Forward Contract [Member] MXN	Mar. 31, 2010 Fuel contract [Member] gal	Dec. 31, 2010 Fuel Gain [Member] Fuel contract [Member] USD ($)
Derivative [Line Items]
Aggregate notional amount of foreign currency forward contracts					$ 325	4,202.3
Derivative maturity date					Dec 31, 2013	Dec 31, 2013
Weighted average forward exchange rate of derivatives (in Ps per USD)						12.93
Gallons of diesel fuel purchases covered by fuel swap agreements							6,600,000
Average swap price per gallon							2.15
Amount of gain/(loss) recognized in income on derivative	$ (14.1)	$ 0	$ (5)	$ 0				$ 0.4

Subsequent Event - (Narrative) (Details) (Foreign Currency Forward Contract [Member], Not Designated as Hedging Instrument [Member]) In Millions, unless otherwise specified	6 Months Ended		0 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 MXN	Jan. 30, 2013 Subsequent Event [Member] USD ($)	Jan. 30, 2013 Subsequent Event [Member] MXN
Subsequent Event [Line Items]
Aggregate notional amount of foreign currency forward contracts	$ 325	4,202.3	$ 65	853
Weighted average forward exchange rate of derivatives (in Ps per USD)		12.93		13.12
Derivative maturity date	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013

Fair Value Measurements - (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of company's debt	$ 1,177.3	$ 1,135.1	$ 1,219.5
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of company's debt	1,152.8	1,240.9	1,297.1
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of foreign currency forward contract liabilities	$ 5